UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.6%                            7,500         Advo, Inc.                                      $      234,675
                                                      15,200         aQuantive, Inc. (a)                                    305,976
                                                      12,000         Catalina Marketing Corp.                               272,880
                                                       5,400         Greenfield Online, Inc. (a)                             29,376
                                                       6,000         Marchex, Inc. Class B (a)                               99,360
                                                      11,700         Valassis Communications, Inc. (a)                      456,066
                                                      19,200         ValueClick, Inc. (a)                                   328,128
                                                       7,600         Ventiv Health, Inc. (a)                                199,196
                                                                                                                     --------------
                                                                                                                          1,925,657
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.4%                                       2,200         ARGON ST, Inc. (a)                                      64,548
                                                       6,000         Curtiss-Wright Corp.                                   370,260
                                                       6,600         Heico Corp.                                            153,120
                                                       3,400         MTC Technologies, Inc. (a)                             108,732
                                                       7,500         Moog, Inc. Class A (a)                                 221,400
                                                      15,800         Orbital Sciences Corp. (a)                             197,500
                                                       7,500         Teledyne Technologies, Inc. (a)                        258,525
                                                       2,000         United Industrial Corp.                                 71,500
                                                                                                                     --------------
                                                                                                                          1,445,585
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.2%                   400         Alico, Inc.                                             20,520
                                                       2,300         The Andersons, Inc.                                     67,344
                                                       8,300         Delta & Pine Land Co.                                  219,203
                                                      14,200         Gold Kist, Inc. (a)                                    277,610
                                                                                                                     --------------
                                                                                                                            584,677
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.7%                                   9,300         AAR Corp. (a)                                          159,773
                                                      17,200         ABX Air, Inc. (a)                                      141,040
                                                      19,900         Airtran Holdings, Inc. (a)                             251,934
                                                       5,900         Alaska Air Group, Inc. (a)                             171,454
                                                       7,600         Aviall, Inc. (a)                                       256,728
                                                      18,000         Continental Airlines, Inc. Class B (a)                 173,880
                                                      28,000         Delta Air Lines, Inc. (a)                               21,000
                                                       9,400         EGL, Inc. (a)                                          255,210
                                                       8,700         ExpressJet Holdings, Inc. (a)                           78,039
                                                       7,600         Frontier Airlines, Inc. (a)                             74,328
                                                         300         MAIR Holdings, Inc. (a)                                  1,749
                                                       9,700         Mesa Air Group, Inc. (a)                                80,025
                                                      25,500         Northwest Airlines Corp. (a)                            16,958
                                                       4,900         Offshore Logistics, Inc. (a)                           181,300
                                                       7,000         Pinnacle Airlines Corp. (a)                             45,500
                                                       1,400         Republic Airways Holdings, Inc. (a)                     20,034
                                                      15,100         Skywest, Inc.                                          404,982
                                                       4,600         World Air Holdings, Inc. (a)                            48,760
                                                                                                                     --------------
                                                                                                                          2,382,694
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                        6,900         Aleris International, Inc. (a)                         189,405
                                                       6,400         Century Aluminum Co. (a)                               143,872
                                                                                                                     --------------
                                                                                                                            333,277
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.2%                        6,700         Aftermarket Technology Corp. (a)                       123,213
                                                       4,000         Commercial Vehicle Group, Inc. (a)                      83,760
                                                       4,900         Keystone Automotive Industries, Inc. (a)               141,169


Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         800         R&B, Inc. (a)                                   $        8,200
                                                       2,200         Standard Motor Products, Inc.                           17,842
                                                       4,200         Superior Industries International, Inc.                 90,384
                                                       4,700         TBC Corp. (a)                                          162,103
                                                                                                                     --------------
                                                                                                                            626,671
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.4%                 11,700         American Axle & Manufacturing Holdings, Inc.           270,036
                                                      16,500         ArvinMeritor, Inc.                                     275,880
                                                      11,900         Hayes Lemmerz International, Inc. (a)                   53,312
                                                       2,700         Noble International Ltd.                                65,232
                                                      15,000         Quantum Fuel Systems Technologies
                                                                     Worldwide, Inc. (a)                                     61,500
                                                       1,100         Sauer-Danfoss, Inc.                                     22,000
                                                         400         Strattec Security Corp. (a)                             20,740
                                                       9,800         Tenneco, Inc. (a)                                      171,598
                                                      34,200         Visteon Corp.                                          334,476
                                                                                                                     --------------
                                                                                                                          1,274,774
-----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                            1,200         Accuride Corp. (a)                                      16,572
                                                       9,600         Modine Manufacturing Co.                               352,128
                                                       7,000         Wabash National Corp.                                  137,620
                                                                                                                     --------------
                                                                                                                            506,320
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                            4,100         Signature Bank (a)                                     110,659
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 6.7%                    1,700         1st Source Corp.                                        39,355
                                                       1,400         ABC Bancorp                                             26,865
                                                       3,000         Alabama National Bancorporation                        191,820
                                                       6,300         Amcore Financial, Inc.                                 196,623
                                                      16,200         Amegy Bancorp, Inc.                                    366,606
                                                       4,000         AmericanWest Bancorp (a)                                92,480
                                                       2,900         Ames National Corp.                                     78,851
                                                       1,545         Arrow Financial Corp.                                   41,900
                                                       6,000         The Banc Corp. (a)                                      64,800
                                                       1,400         Bancfirst Corp.                                        119,000
                                                         500         The Bancorp Inc. (a)                                     7,995
                                                      18,300         Bancorpsouth, Inc.                                     418,155
                                                         900         BancTrust Financial Group, Inc.                         17,199
                                                       4,800         Bank of Granite Corp.                                   91,392
                                                       1,900         Bank of the Ozarks, Inc.                                65,227
                                                       3,700         Banner Corp.                                            98,568
                                                       8,200         Boston Private Financial Holdings, Inc.                217,628
                                                      10,300         CVB Financial Corp.                                    191,580
                                                       1,100         Camden National Corp.                                   41,437
                                                       2,100         Capital City Bank Group, Inc.                           79,191
                                                       1,300         Capital Corp. of the West                               39,715
                                                       2,300         Capital Crossing Bank (a)                               79,902
                                                       2,200         Capitol Bancorp Ltd.                                    71,280
                                                       8,500         Cardinal Financial Corp.                                82,025
                                                       5,600         Cascade Bancorp                                        116,928
                                                      12,300         Cathay General Bancorp                                 436,158
                                                       3,900         Center Financial Corp.                                  91,650
                                                       1,300         Central Coast Bancorp (a)                               27,703

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       6,800         Central Pacific Financial Corp.                 $      239,224
                                                       5,400         Chemical Financial Corp.                               175,500
                                                      10,600         Chittenden Corp.                                       281,006
                                                       3,000         Citizens & Northern Corp.                               78,840
                                                      11,800         Citizens Banking Corp.                                 335,120
                                                       5,000         City Holding Co.                                       178,800
                                                       1,000         CityBank                                                34,060
                                                         400         Clifton Savings Bancorp, Inc.                            4,120
                                                       2,000         CoBiz, Inc.                                             37,220
                                                       2,300         Colony Bankcorp, Inc.                                   62,238
                                                       2,100         Columbia Bancorp                                        84,399
                                                       5,000         Columbia Banking System, Inc.                          131,150
                                                       2,000         Commercial Bankshares, Inc.                             75,180
                                                       2,200         Community Bancorp (a)                                   72,578
                                                       8,900         Community Bank System, Inc.                            201,140
                                                       6,600         Community Banks, Inc.                                  185,526
                                                       4,000         Community Trust Bancorp, Inc.                          128,720
                                                       5,200         Corus Bankshares, Inc.                                 285,116
                                                      22,800         Doral Financial Corp.                                  297,996
                                                       3,200         Enterprise Financial Services Corp.                     67,904
                                                         700         EuroBancshares, Inc. (a)                                10,437
                                                         700         FNB Corp.                                               19,376
                                                         600         Farmers Capital Bank Corp.                              18,546
                                                         700         Financial Institutions, Inc.                            12,887
                                                      19,800         First BanCorp.                                         339,072
                                                       1,900         First Busey Corp.                                       36,993
                                                       8,900         First Charter Corp.                                    217,872
                                                       1,300         First Citizens BancShares, Inc. Class A                221,845
                                                      15,200         First Commonwealth Financial Corp.                     202,616
                                                       3,900         First Community Bancorp, Inc.                          186,537
                                                       1,600         First Community Bancshares, Inc.                        46,944
                                                      10,600         First Financial Bancorp                                197,160
                                                       3,700         First Financial Bankshares, Inc.                       128,871
                                                       2,400         First Financial Corp.                                   64,800
                                                       3,500         First Merchants Corp.                                   90,405
                                                      12,300         First Midwest Bancorp, Inc.                            458,052
                                                         600         First Oak Brook Bancshares, Inc.                        18,174
                                                       1,000         First Regional Bancorp (a)                              78,790
                                                       2,100         First South Bancorp, Inc.                               69,951
                                                       5,300         First State Bancorporation                             112,307
                                                       6,800         Franklin Bank Corp. (a)                                109,820
                                                       5,100         Frontier Financial Corp.                               147,900
                                                       1,800         GB&T Bancshares, Inc.                                   38,214
                                                       6,700         Glacier Bancorp, Inc.                                  206,829
                                                      11,900         Gold Banc Corp., Inc.                                  177,310
                                                      14,000         Greater Bay Bancorp                                    344,960
                                                       2,700         Greene County Bancshares, Inc.                          69,876
                                                       7,600         Hancock Holding Co.                                    259,464
                                                      11,700         Hanmi Financial Corp.                                  210,015

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       5,460         Harleysville National Corp.                     $      119,847
                                                       1,100         Heartland Financial USA, Inc.                           21,373
                                                       4,600         Heritage Commerce Corp.                                 95,680
                                                      10,500         Hudson United Bancorp                                  444,465
                                                      11,515         Independent Bank Corp.                                 340,962
                                                       5,200         Integra Bank Corp.                                     112,840
                                                       2,600         Interchange Financial Services Corp.                    44,876
                                                       3,100         Irwin Financial Corp.                                   63,209
                                                       2,600         Lakeland Bancorp, Inc.                                  39,858
                                                         700         Lakeland Financial Corp.                                28,945
                                                       4,700         MB Financial, Inc.                                     183,206
                                                       2,200         MBT Financial Corp.                                     40,546
                                                       3,400         Macatawa Bank Corp.                                    116,314
                                                       5,100         Main Street Banks, Inc.                                136,680
                                                       4,600         MainSource Financial Group, Inc.                        81,558
                                                       2,600         Mercantile Bank Corp.                                  111,254
                                                       4,700         Mid-State Bancshares                                   129,297
                                                       4,400         Midwest Banc Holdings, Inc.                            101,728
                                                         500         NBC Capital Corp.                                       12,540
                                                       6,800         NBT Bancorp, Inc.                                      160,412
                                                       6,300         Nara Bancorp, Inc.                                      94,185
                                                       7,500         National Penn Bancshares, Inc.                         186,675
                                                         900         Northern Empire Bancshares (a)                          22,428
                                                      15,700         Old National Bancorp                                   333,154
                                                       4,400         Old Second Bancorp, Inc.                               131,296
                                                       2,200         Omega Financial Corp.                                   61,666
                                                       6,700         Oriental Financial Group                                82,008
                                                      12,400         Pacific Capital Bancorp                                412,796
                                                       2,800         Park National Corp.                                    303,156
                                                         900         Peapack Gladstone Financial Corp.                       24,696
                                                       2,000         Pennsylvania Commerce Bancorp, Inc. (a)                 71,360
                                                       1,300         Peoples Bancorp, Inc.                                   35,919
                                                       3,100         Pinnacle Financial Partners, Inc. (a)                   78,058
                                                       5,800         Piper Jaffray Cos. (a)                                 173,188
                                                         600         Placer Sierra Bancshares                                16,482
                                                       1,800         Preferred Bank                                          72,342
                                                       5,100         Premierwest Bancorp (a)                                 75,990
                                                       5,000         PrivateBancorp, Inc.                                   171,400
                                                       6,400         Prosperity Bancshares, Inc.                            193,600
                                                       9,200         Provident Bankshares Corp.                             319,976
                                                       8,100         R-G Financial Corp. Class B                            111,375
                                                       1,700         Renasant Corp.                                          53,805
                                                      19,700         Republic Bancorp, Inc.                                 278,558
                                                         400         Republic Bancorp, Inc. Class A                           8,368
                                                       5,900         S&T Bancorp, Inc.                                      223,020
                                                       1,100         SCBT Financial Corp.                                    34,738
                                                       9,500         SVB Financial Group (a)                                462,080
                                                       1,700         SY Bancorp, Inc.                                        40,426
                                                       2,800         Sandy Spring Bancorp, Inc.                              94,360

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         200         Santander BanCorp                               $        4,926
                                                       4,200         Seacoast Banking Corp. of Florida                       98,406
                                                       1,100         Security Bank Corp.                                     27,379
                                                       2,500         Simmons First National Corp. Class A                    71,300
                                                         900         Southside Bancshares, Inc.                              17,109
                                                       4,800         Southwest Bancorp, Inc.                                105,456
                                                         800         State Bancorp, Inc.                                     14,336
                                                       1,400         State Financial Services Corp. Class A                  51,128
                                                      13,400         Sterling Bancshares, Inc.                              197,114
                                                       5,000         Sterling Financial Corp.                               100,750
                                                       1,700         Suffolk Bancorp                                         54,247
                                                       4,300         Summit Bancshares, Inc.                                 78,991
                                                       2,200         Summit Financial Group, Inc.                            59,290
                                                       4,300         Sun Bancorp, Inc. (a)                                   90,687
                                                      12,900         Susquehanna Bancshares, Inc.                           310,116
                                                         100         Taylor Capital Group, Inc.                               3,782
                                                       6,900         Texas Capital Bancshares, Inc. (a)                     145,935
                                                      11,400         Texas Regional Bancshares, Inc. Class A                328,206
                                                         900         Tompkins Trustco, Inc.                                  38,925
                                                       1,800         Trico Bancshares                                        38,736
                                                      21,300         TrustCo Bank Corp. NY                                  266,889
                                                      13,000         Trustmark Corp.                                        362,050
                                                      24,700         UCBH Holdings, Inc.                                    452,504
                                                       4,400         UMB Financial Corp.                                    288,992
                                                       1,575         USB Holding Co., Inc.                                   35,910
                                                      12,400         Umpqua Holdings Corp.                                  301,568
                                                       1,400         Union Bankshares Corp.                                  58,492
                                                      10,200         United Bankshares, Inc.                                356,490
                                                       9,000         United Community Banks, Inc.                           256,500
                                                       2,400         United Security Bancshares                              64,968
                                                       1,800         Univest Corp. of Pennsylvania                           49,770
                                                       4,400         Unizan Financial Corp.                                 106,524
                                                       2,900         Vineyard National Bancorp                               85,695
                                                       1,100         Virginia Commerce Bancorp (a)                           29,788
                                                         900         Virginia Financial Group, Inc.                          32,445
                                                       4,100         Washington Trust Bancorp, Inc.                         111,479
                                                       6,700         WesBanco, Inc.                                         184,250
                                                       2,600         West Bancorporation, Inc.                               48,152
                                                       4,900         West Coast Bancorp                                     122,500
                                                       8,800         Westamerica Bancorporation                             454,520
                                                         800         Western Sierra Bancorp (a)                              27,552
                                                       1,800         Wilshire Bancorp, Inc.                                  27,540
                                                       6,500         Wintrust Financial Corp.                               326,690
                                                       1,300         Yardville National Bancorp                              45,825
                                                                                                                     --------------
                                                                                                                         22,930,500
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                    3,800         Boston Beer Co., Inc. Class A (a)                       95,000
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                             600         Coca-Cola Bottling Co. Consolidated                     29,364
                                                         300         Farmer Bros. Co.                                         6,057

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       4,200         Hansen Natural Corp. (a)                        $      197,106
                                                       4,200         Peet's Coffee & Tea, Inc. (a)                          128,604
                                                                                                                     --------------
                                                                                                                            361,131
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research                                19,700         Aastrom Biosciences, Inc. (a)                           46,098
& Production - 2.3%                                   24,200         Abgenix, Inc. (a)                                      306,856
                                                       7,400         Albany Molecular Research, Inc. (a)                     90,132
                                                       7,900         Alexion Pharmaceuticals, Inc. (a)                      218,672
                                                       4,200         Antigenics, Inc. (a)                                    22,764
                                                      16,500         Applera Corp. - Celera Genomics Group (a)              200,145
                                                      10,900         Arena Pharmaceuticals, Inc. (a)                        107,910
                                                      15,600         Ariad Pharmaceuticals, Inc. (a)                        115,908
                                                      10,300         Arqule, Inc. (a)                                        80,649
                                                       5,100         Array Biopharma, Inc. (a)                               36,618
                                                       6,200         Arthrocare Corp. (a)                                   249,364
                                                       5,400         Barrier Therapeutics, Inc. (a)                          45,306
                                                       7,900         Bioenvision, Inc. (a)                                   63,437
                                                      14,200         Cell Genesys, Inc. (a)                                  77,816
                                                       9,900         Cell Therapeutics, Inc. (a)                             28,314
                                                       4,400         Cotherix, Inc. (a)                                      61,380
                                                      14,400         Cubist Pharmaceuticals, Inc. (a)                       310,176
                                                       8,100         CuraGen Corp. (a)                                       40,095
                                                       8,300         Curis, Inc. (a)                                         38,097
                                                       6,400         Cypress Bioscience, Inc. (a)                            34,496
                                                      11,900         deCODE genetics, Inc. (a)                               99,841
                                                       4,400         Digene Corp. (a)                                       125,400
                                                      11,500         Discovery Laboratories, Inc. (a)                        74,175
                                                       2,600         Diversa Corp. (a)                                       15,054
                                                       6,600         Dov Pharmaceutical, Inc. (a)                           112,068
                                                      16,100         Encysive Pharmaceuticals, Inc. (a)                     189,658
                                                      13,200         Enzon Pharmaceuticals, Inc. (a)                         87,516
                                                      16,800         Exelixis, Inc. (a)                                     128,856
                                                       8,200         Genitope Corp. (a)                                      56,908
                                                      15,600         Geron Corp. (a)                                        160,212
                                                      34,300         Human Genome Sciences, Inc. (a)                        466,137
                                                      16,900         ICOS Corp. (a)                                         466,778
                                                       2,300         Idenix Pharmaceuticals Inc. (a)                         57,730
                                                      23,100         Incyte Corp. (a)                                       108,570
                                                       4,400         Integra LifeSciences Holdings Corp. (a)                168,344
                                                       7,700         InterMune, Inc. (a)                                    127,435
                                                       3,100         Kensey Nash Corp. (a)                                   95,046
                                                       7,000         Keryx Biopharmaceuticals, Inc. (a)                     110,320
                                                      12,700         Lexicon Genetics, Inc. (a)                              50,546
                                                       2,200         MannKind Corp. (a)                                      30,118
                                                       7,500         Martek Biosciences Corp. (a)                           263,475
                                                       4,400         Maxygen, Inc. (a)                                       36,476
                                                       2,700         Momenta Pharmaceuticals Inc. (a)                        73,575
                                                      23,400         Monogram Biosciences, Inc. (a)                          54,990
                                                       6,100         Myogen, Inc. (a)                                       143,350
                                                       6,600         Myriad Genetics, Inc. (a)                              144,276

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      11,400         NPS Pharmaceuticals, Inc. (a)                   $      115,254
                                                      16,200         Nabi Biopharmaceuticals (a)                            212,220
                                                       7,900         Nanogen, Inc. (a)                                       25,359
                                                       3,300         Nastech Pharmaceutical Co., Inc. (a)                    46,662
                                                       9,700         Neurocrine Biosciences, Inc. (a)                       477,143
                                                       3,100         Neurogen Corp. (a)                                      21,328
                                                       4,600         Northfield Laboratories, Inc. (a)                       59,340
                                                       8,700         Nuvelo, Inc. (a)                                        83,520
                                                       4,100         Orchid Cellmark, Inc. (a)                               34,850
                                                       3,600         PRA International (a)                                  109,116
                                                       3,700         Progenics Pharmaceuticals, Inc. (a)                     87,727
                                                       5,900         Rigel Pharmaceuticals, Inc. (a)                        140,243
                                                      18,900         Savient Pharmaceuticals, Inc. (a)                       71,253
                                                       3,800         Seattle Genetics, Inc. (a)                              19,950
                                                       9,800         Serologicals Corp. (a)                                 221,088
                                                      18,900         StemCells, Inc. (a)                                    104,328
                                                       4,700         Tanox, Inc. (a)                                         68,855
                                                      11,900         Telik, Inc. (a)                                        194,684
                                                       1,000         Tercica, Inc. (a)                                       11,280
                                                       6,100         Trimeris, Inc. (a)                                      93,574
                                                       5,400         Zymogenetics, Inc. (a)                                  89,100
                                                                                                                     --------------
                                                                                                                          7,907,961
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.7%                              1,300         Ameron International Corp.                              60,320
                                                         500         BlueLinx Holdings, Inc.                                  6,720
                                                       3,800         Building Material Holding Corp.                        354,122
                                                      17,800         Hughes Supply, Inc.                                    580,280
                                                         700         Huttig Building Products, Inc. (a)                       6,335
                                                       6,900         LSI Industries, Inc.                                   131,100
                                                       6,000         NCI Building Systems, Inc. (a)                         244,740
                                                       9,800         Simpson Manufacturing Co., Inc.                        383,572
                                                       6,000         Texas Industries, Inc.                                 326,400
                                                       3,500         Trex Co., Inc. (a)                                      84,000
                                                       6,000         Watsco, Inc.                                           318,660
                                                                                                                     --------------
                                                                                                                          2,496,249
-----------------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.3%                     13,800         Lennox International, Inc.                             378,258
                                                      11,300         York International Corp.                               633,591
                                                                                                                     --------------
                                                                                                                          1,011,849
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.2%                                4,900         Eagle Materials, Inc.                                  594,713
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%                      800         Aaon, Inc. (a)                                          14,703
                                                       2,000         Interline Brands Inc. (a)                               42,020
                                                      21,400         Jacuzzi Brands, Inc. (a)                               172,484
                                                                                                                     --------------
                                                                                                                            229,207
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                         7,000         Comfort Systems USA, Inc. (a)                           61,670
                                                       2,400         Drew Industries, Inc. (a)                               61,944
                                                       8,400         Griffon Corp. (a)                                      206,640
                                                                                                                     --------------
                                                                                                                            330,254
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%                   3,200         Beacon Roofing Supply, Inc. (a)                        104,544
                                                       4,500         ElkCorp                                                160,965
                                                                                                                     --------------
                                                                                                                            265,509
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                      81,900         Charter Communications, Inc. Class A (a)        $      122,850
                                                       1,200         Crown Media Holdings, Inc. Class A (a)                  13,140
                                                      17,000         TiVo, Inc. (a)                                          93,330
                                                                                                                     --------------
                                                                                                                            229,320
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.5%                             11,600         Alliance Gaming Corp. (a)                              125,860
                                                       5,200         Ameristar Casinos, Inc.                                108,368
                                                       6,700         Argosy Gaming Co. (a)                                  314,833
                                                       9,400         Aztar Corp. (a)                                        289,614
                                                       1,300         Churchill Downs, Inc.                                   45,916
                                                         300         Dover Downs Gaming & Entertainment, Inc.                 4,080
                                                       4,500         Isle of Capri Casinos, Inc. (a)                         96,210
                                                       7,900         MTR Gaming Group, Inc. (a)                              63,279
                                                       6,900         Mikohn Gaming Corp. (a)                                 91,701
                                                       1,300         Monarch Casino & Resort, Inc. (a)                       22,087
                                                       8,500         Multimedia Games, Inc. (a)                              82,535
                                                      11,300         Pinnacle Entertainment, Inc. (a)                       207,129
                                                       1,300         Riviera Holdings Corp. (a)                              28,834
                                                       9,800         Shuffle Master, Inc. (a)                               259,014
                                                       4,600         WMS Industries, Inc. (a)                               129,398
                                                                                                                     --------------
                                                                                                                          1,868,858
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                                       1,500         American Vanguard Corp.                                 27,465
                                                       7,100         Arch Chemicals, Inc.                                   165,075
                                                       2,800         Balchem Corp.                                           77,140
                                                       5,400         Cabot Microelectronics Corp. (a)                       158,652
                                                      11,600         Calgon Carbon Corp.                                     91,640
                                                       7,800         Cambrex Corp.                                          147,888
                                                      10,000         EnerSys (a)                                            151,700
                                                       6,600         Energy Conversion Devices, Inc. (a)                    296,208
                                                       9,300         Georgia Gulf Corp.                                     223,944
                                                      27,700         Hercules, Inc. (a)                                     338,494
                                                       6,700         MacDermid, Inc.                                        175,942
                                                       2,700         Medis Technologies Ltd. (a)                             48,465
                                                         400         NL Industries, Inc.                                      7,516
                                                       3,000         NewMarket Corp. (a)                                     52,020
                                                       3,800         Nuco2, Inc. (a)                                         97,850
                                                       6,200         OM Group, Inc. (a)                                     124,806
                                                       1,500         Octel Corp.                                             25,005
                                                       3,600         Pioneer Cos., Inc. (a)                                  86,616
                                                      19,600         PolyOne Corp. (a)                                      118,776
                                                       9,400         Schulman A, Inc.                                       168,730
                                                       4,400         Senomyx, Inc. (a)                                       74,932
                                                         100         Stepan Co.                                               2,506
                                                      10,000         UAP Holding Corp.                                      181,000
                                                       4,900         Ultralife Batteries, Inc. (a)                           63,308
                                                       4,900         Valence Technology, Inc. (a)                            13,181
                                                      14,700         WR Grace & Co. (a)                                     131,565
                                                       2,500         Westlake Chemical Corp.                                 67,700
                                                       1,100         Zoltek Cos., Inc. (a)                                   14,465
                                                                                                                     --------------
                                                                                                                          3,132,589
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.2%                                            6,500         Alpha Natural Resources, Inc. (a)               $      195,260
                                                       5,200         Foundation Coal Holdings, Inc.                         199,940
                                                       3,800         James River Coal Co. (a)                               191,786
                                                                                                                     --------------
                                                                                                                            586,986
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.3%                10,400         Applied Digital Solutions, Inc. (a)                     29,640
                                                       7,100         Arbitron, Inc.                                         282,864
                                                     112,000         CMGI, Inc. (a)                                         187,040
                                                      10,100         infoUSA, Inc.                                          107,262
                                                       2,400         LECG Corp. (a)                                          55,200
                                                       5,600         ProQuest Co. (a)                                       202,720
                                                       4,900         Sourcecorp (a)                                         105,056
                                                                                                                     --------------
                                                                                                                            969,782
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                         16,200         Entravision Communications Corp. Class A (a)           127,494
                                                      55,100         Gemstar-TV Guide International, Inc. (a)               163,096
                                                                                                                     --------------
                                                                                                                            290,590
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.5%                     102,200         3Com Corp. (a)                                         416,976
                                                      17,400         Adtran, Inc.                                           548,100
                                                      12,600         Airspan Networks, Inc. (a)                              63,378
                                                       3,200         Anaren, Inc. (a)                                        45,120
                                                       8,800         Anixter International, Inc.                            354,904
                                                       4,300         Arbinet-Thexchange Inc. (a)                             30,960
                                                      10,200         Atheros Communications Inc. (a)                         99,552
                                                      13,100         Avocent Corp. (a)                                      414,484
                                                       2,100         Bel Fuse, Inc.                                          76,503
                                                       5,000         Black Box Corp.                                        209,800
                                                      19,400         Broadwing Corp. (a)                                     96,806
                                                      66,800         Brocade Communications Systems, Inc. (a)               272,544
                                                      14,000         CSG Systems International (a)                          303,940
                                                       1,600         Catapult Communications Corp. (a)                       29,344
                                                     136,000         Ciena Corp. (a)                                        359,040
                                                      12,300         CommScope, Inc. (a)                                    213,282
                                                       5,000         Comtech Telecommunications Corp. (a)                   207,350
                                                       7,700         Digi International, Inc. (a)                            82,621
                                                      10,200         Ditech Communications Corp. (a)                         68,748
                                                       4,900         Echelon Corp. (a)                                       45,129
                                                      18,500         Entrust, Inc. (a)                                      103,600
                                                      34,100         Extreme Networks (a)                                   151,745
                                                      31,500         Finisar Corp. (a)                                       43,155
                                                      32,400         Foundry Networks, Inc. (a)                             411,480
                                                      21,000         Glenayre Technologies, Inc. (a)                         75,390
                                                      16,000         Harmonic, Inc. (a)                                      93,120
                                                       5,000         InPhonic, Inc. (a)                                      68,750
                                                       6,300         Inter-Tel, Inc.                                        132,300
                                                      11,400         InterVoice, Inc. (a)                                   102,714
                                                       7,200         Ixia (a)                                               105,912
                                                       6,500         j2 Global Communications, Inc. (a)                     262,730
                                                       8,800         Netgear, Inc. (a)                                      211,728
                                                       8,700         Novatel Wireless, Inc. (a)                             125,889
                                                      15,600         Oplink Communications, Inc. (a)                         23,712

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      12,700         Redback Networks, Inc. (a)                      $      125,984
                                                       8,600         Seachange International, Inc. (a)                       54,696
                                                      10,400         Secure Computing Corp. (a)                             118,040
                                                      58,600         Sonus Networks, Inc. (a)                               339,880
                                                       6,100         Standard Microsystems Corp. (a)                        182,451
                                                      37,300         Sycamore Networks, Inc. (a)                            140,621
                                                       2,800         Syniverse Holdings, Inc. (a)                            43,120
                                                      56,400         TIBCO Software, Inc. (a)                               471,504
                                                       5,300         Talx Corp.                                             173,787
                                                      15,400         Tekelec (a)                                            322,630
                                                       5,200         Terremark Worldwide, Inc. (a)                           22,828
                                                       1,600         Ulticom, Inc. (a)                                       17,648
                                                      27,100         Utstarcom, Inc. (a)                                    221,407
                                                       4,300         Viasat, Inc. (a)                                       110,295
                                                       7,600         WebEx Communications, Inc. (a)                         186,276
                                                      17,600         Westell Technologies, Inc. Class A (a)                  64,064
                                                      20,100         Zhone Technologies, Inc. (a)                            52,059
                                                                                                                     --------------
                                                                                                                          8,498,096
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software                            23,300         Acxiom Corp.                                           436,176
& Systems - 4.1%                                      16,700         Agile Software Corp. (a)                               119,739
                                                       6,700         Altiris, Inc. (a)                                      102,443
                                                       1,600         American Reprographics Co. (a)                          27,360
                                                         900         Ansoft Corp. (a)                                        26,190
                                                       7,100         Ansys, Inc. (a)                                        273,279
                                                       6,300         Anteon International Corp. (a)                         269,388
                                                      13,600         Ariba, Inc. (a)                                         77,520
                                                       6,000         AsiaInfo Holdings, Inc. (a)                             29,100
                                                       7,400         Aspen Technology, Inc. (a)                              46,250
                                                       5,000         Audible, Inc. (a)                                       61,450
                                                      43,800         BearingPoint, Inc. (a)                                 332,442
                                                       1,100         Blackbaud, Inc.                                         15,587
                                                       5,500         Blackboard, Inc. (a)                                   137,555
                                                       2,100         Blue Coat Systems, Inc. (a)                             91,308
                                                      17,100         Borland Software Corp. (a)                              99,522
                                                       4,500         Bottomline Technologies, Inc. (a)                       67,905
                                                       2,300         COMSYS IT Partners, Inc. (a)                            28,083
                                                      10,500         Ciber, Inc. (a)                                         78,015
                                                       1,400         Click Commerce, Inc. (a)                                25,662
                                                       5,500         Concur Technologies, Inc. (a)                           68,035
                                                       6,600         Covansys Corp. (a)                                     105,336
                                                       9,400         Dendrite International, Inc. (a)                       188,846
                                                       8,200         Digital River, Inc. (a)                                285,770
                                                      24,400         Digitas, Inc. (a)                                      277,184
                                                       3,000         eCollege.com, Inc. (a)                                  44,580
                                                       4,800         EPIQ Systems, Inc. (a)                                 104,736
                                                      14,900         Electronics for Imaging (a)                            341,806
                                                       2,400         Emageon, Inc. (a)                                       32,544
                                                      14,500         Epicor Software Corp. (a)                              188,500
                                                       3,500         Equinix, Inc. (a)                                      145,775

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      11,600         Gartner, Inc. Class A (a)                       $      135,604
                                                         900         iGate Corp. (a)                                          3,267
                                                       6,900         Infocrossing, Inc. (a)                                  63,411
                                                      23,700         Informatica Corp. (a)                                  284,874
                                                       1,400         Integral Systems, Inc.                                  28,896
                                                       5,200         Intermix Media, Inc. (a)                                62,192
                                                       7,200         Internet Capital Group, Inc. (a)                        63,432
                                                      10,700         Internet Security Systems (a)                          256,907
                                                       3,800         Intervideo, Inc. (a)                                    38,114
                                                      12,900         Interwoven, Inc. (a)                                   105,393
                                                       8,600         JDA Software Group, Inc. (a)                           130,548
                                                       5,900         Jupitermedia Corp. (a)                                 104,489
                                                       5,200         Kanbay International, Inc. (a)                          97,760
                                                      14,200         Keane, Inc. (a)                                        162,306
                                                       6,500         Keynote Systems, Inc. (a)                               84,370
                                                      18,900         Lawson Software, Inc. (a)                              131,166
                                                      13,200         Lionbridge Technologies (a)                             89,100
                                                       3,600         MRO Software, Inc. (a)                                  60,624
                                                      13,800         Macrovision Corp. (a)                                  263,580
                                                       6,900         Magma Design Automation, Inc. (a)                       56,028
                                                       8,300         Manhattan Associates, Inc. (a)                         192,560
                                                       3,100         Mantech International Corp. Class A (a)                 81,871
                                                       6,900         Mapinfo Corp. (a)                                       84,525
                                                       9,300         Matrixone, Inc. (a)                                     48,918
                                                      17,700         Mentor Graphics Corp. (a)                              152,220
                                                       4,300         Mercury Computer Systems, Inc. (a)                     112,875
                                                       4,100         Merge Technologies, Inc. (a)                            69,905
                                                       4,300         MicroStrategy, Inc. Class A (a)                        302,247
                                                      17,300         Micromuse, Inc. (a)                                    136,324
                                                      10,100         Micros Systems, Inc. (a)                               441,875
                                                       8,100         Motive, Inc. (a)                                        51,354
                                                       2,500         Ness Technologies, Inc. (a)                             25,000
                                                      11,500         NetIQ Corp. (a)                                        140,760
                                                       3,200         Netscout Systems, Inc. (a)                              17,376
                                                       3,500         Online Resources Corp. (a)                              37,030
                                                       5,800         Open Solutions, Inc. (a)                               126,556
                                                      16,200         Openwave Systems, Inc. (a)                             291,276
                                                      15,600         Opsware, Inc. (a)                                       80,964
                                                       1,600         PAR Technology Corp. (a)                                36,800
                                                       3,400         PDF Solutions, Inc. (a)                                 56,440
                                                       8,600         Packeteer, Inc. (a)                                    107,930
                                                      11,100         Palm, Inc. (a)                                         314,463
                                                      71,800         Parametric Technology Corp. (a)                        500,446
                                                         100         Pegasystems, Inc. (a)                                      599
                                                      10,300         Progress Software Corp. (a)                            327,231
                                                         700         QAD, Inc.                                                5,803
                                                      17,700         Quest Software, Inc. (a)                               266,739
                                                       7,300         Radiant Systems, Inc. (a)                               75,336
                                                      25,000         RealNetworks, Inc. (a)                                 142,750

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1,100         RightNow Technologies, Inc. (a)                 $       16,192
                                                       3,300         Rimage Corp. (a)                                        88,011
                                                       3,100         SI International, Inc. (a)                              96,007
                                                       3,300         SPSS, Inc. (a)                                          79,200
                                                       3,400         SS&C Technologies, Inc.                                124,576
                                                         800         SSA Global Technologies, Inc. (a)                       14,080
                                                       8,300         SYKES Enterprises, Inc. (a)                             98,770
                                                         900         SYNNEX Corp. (a)                                        15,156
                                                       5,500         SafeNet, Inc. (a)                                      199,705
                                                      17,800         Sapient Corp. (a)                                      111,250
                                                      16,700         ScanSoft, Inc. (a)                                      89,011
                                                       6,000         Serena Software, Inc. (a)                              119,580
                                                      16,600         SonicWALL, Inc. (a)                                    105,410
                                                       8,700         Stellent, Inc. (a)                                      74,559
                                                      13,800         SupportSoft, Inc. (a)                                   69,552
                                                         500         Syntel, Inc.                                             9,745
                                                      10,400         Transaction Systems Architects, Inc.
                                                                     Class A (a)                                            289,640
                                                      11,900         Trizetto Group (a)                                     168,028
                                                       6,200         Tyler Technologies, Inc. (a)                            51,336
                                                       7,000         Ultimate Software Group, Inc. (a)                      128,940
                                                       7,600         Vasco Data Security International (a)                   68,856
                                                       5,400         VeriFone Holdings, Inc. (a)                            108,594
                                                       3,900         Verint Systems, Inc. (a)                               159,666
                                                      11,500         Verity, Inc. (a)                                       122,130
                                                       8,600         Vignette Corp. (a)                                     136,826
                                                      16,200         webMethods, Inc. (a)                                   114,534
                                                       5,600         Websense, Inc. (a)                                     286,776
                                                      16,600         Wind River Systems, Inc. (a)                           214,638
                                                       7,900         Witness Systems, Inc. (a)                              165,031
                                                       9,500         Zoran Corp. (a)                                        135,850
                                                                                                                     --------------
                                                                                                                         14,039,969
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.3%                            23,900         Adaptec, Inc. (a)                                       91,537
                                                      13,400         Advanced Digital Information Corp. (a)                 125,960
                                                       2,900         Cyberguard Corp. (a)                                    23,925
                                                      13,800         Dot Hill Systems Corp. (a)                              92,874
                                                      19,900         Emulex Corp. (a)                                       402,179
                                                       3,100         FalconStor Software, Inc. (a)                           18,786
                                                      11,000         Filenet Corp. (a)                                      306,900
                                                      60,100         Gateway, Inc. (a)                                      162,270
                                                       7,000         Hutchinson Technology, Inc. (a)                        182,840
                                                       9,200         Imation Corp.                                          394,404
                                                       7,900         Intergraph Corp. (a)                                   353,209
                                                       7,800         Komag, Inc. (a)                                        249,288
                                                      16,700         Lexar Media, Inc. (a)                                  106,880
                                                      60,500         Maxtor Corp. (a)                                       266,200
                                                      26,400         McData Corp. (a)                                       138,336
                                                       4,900         Mobility Electronics, Inc. (a)                          52,234
                                                      18,300         Perot Systems Corp. Class A (a)                        258,945
                                                      38,600         Quantum Corp. (a)                                      119,274

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      19,300         RSA Security, Inc. (a)                          $      245,303
                                                       6,200         Radisys Corp. (a)                                      120,280
                                                       3,400         Stratasys, Inc. (a)                                    100,980
                                                       6,700         Synaptics, Inc. (a)                                    125,960
                                                       7,100         Trident Microsystems, Inc. (a)                         225,851
                                                      11,500         UNOVA, Inc. (a)                                        402,270
                                                                                                                     --------------
                                                                                                                          4,566,685
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%                                    3,100         Brookfield Homes Corp.                                 172,143
                                                       3,200         EMCOR Group, Inc. (a)                                  189,760
                                                       9,600         Granite Construction, Inc.                             367,104
                                                       3,400         Perini Corp. (a)                                        61,880
                                                       7,100         Washington Group International, Inc. (a)               382,619
                                                                                                                     --------------
                                                                                                                          1,173,506
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%                            5,100         Alloy, Inc. (a)                                         24,684
                                                       5,500         Atari Inc. (a)                                           7,920
                                                      34,200         CNET Networks, Inc. (a)                                464,094
                                                       5,300         DTS, Inc. (a)                                           89,252
                                                      34,400         Earthlink, Inc. (a)                                    368,080
                                                       9,200         Infospace, Inc. (a)                                    219,604
                                                       9,900         Ipass, Inc. (a)                                         53,262
                                                       8,700         iVillage, Inc. (a)                                      63,162
                                                       3,600         Jamdat Mobile, Inc. (a)                                 75,600
                                                       3,900         Lifeline Systems, Inc. (a)                             130,377
                                                       5,400         LoJack Corp. (a)                                       114,156
                                                       2,800         Midway Games, Inc. (a)                                  42,532
                                                       4,700         NIC, Inc. (a)                                           30,785
                                                       4,000         Navarre Corp. (a)                                       23,160
                                                      10,100         NetFlix, Inc. (a)                                      262,499
                                                       5,200         Sohu.com, Inc. (a)                                      89,076
                                                      15,900         THQ, Inc. (a)                                          338,988
                                                      13,900         United Online, Inc.                                    192,515
                                                       1,800         Universal Electronics, Inc. (a)                         31,122
                                                       3,300         WebSideStory, Inc. (a)                                  58,476
                                                                                                                     --------------
                                                                                                                          2,679,344
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.7%                               7,800         Blyth, Inc.                                            173,862
                                                       4,400         CNS, Inc.                                              114,708
                                                         600         CSS Industries, Inc.                                    19,512
                                                       1,900         Citi Trends, Inc. (a)                                   41,477
                                                      10,300         Jarden Corp. (a)                                       423,021
                                                       3,000         Mannatech, Inc.                                         35,550
                                                       7,200         Matthews International Corp. Class A                   272,088
                                                       7,500         Nautilus, Inc.                                         165,525
                                                       7,500         Oakley, Inc.                                           130,050
                                                       7,800         Playtex Products, Inc. (a)                              85,800
                                                       4,100         RC2 Corp. (a)                                          138,416
                                                      12,000         The Topps Co., Inc.                                     98,520
                                                      14,800         Tupperware Corp.                                       337,144
                                                       3,000         USANA Health Sciences, Inc. (a)                        143,100
                                                       1,600         Water Pik Technologies, Inc. (a)                        32,480
                                                      12,400         Yankee Candle Co., Inc.                                303,800
                                                                                                                     --------------
                                                                                                                          2,515,053
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                                3,500         Greif, Inc.                                     $      210,350
Metals & Glass - 0.2%                                  4,300         Mobile Mini, Inc. (a)                                  186,405
                                                       4,400         Silgan Holdings, Inc.                                  146,344
                                                                                                                     --------------
                                                                                                                            543,099
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                               10,800         Graphic Packaging Corp. (a)                             30,240
Paper & Plastic - 0.0%                                 4,700         Myers Industries, Inc.                                  54,708
                                                                                                                     --------------
                                                                                                                             84,948
-----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                          8,100         Mueller Industries, Inc.                               224,937
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                       5,300         Elizabeth Arden, Inc. (a)                              114,374
                                                      15,500         Nu Skin Enterprises, Inc. Class A                      295,275
                                                       2,100         Parlux Fragrances, Inc. (a)                             61,194
                                                      30,800         Revlon, Inc. Class A (a)                                99,176
                                                                                                                     --------------
                                                                                                                            570,019
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.4%                  8,200         E-Loan, Inc. (a)                                        34,358
                                                       8,600         Euronet Worldwide, Inc. (a)                            254,474
                                                      12,500         F.N.B. Corp.                                           216,000
                                                       3,800         Greenhill & Co., Inc.                                  158,422
                                                         900         Huron Consulting Group, Inc. (a)                        24,138
                                                       8,000         Jones Lang LaSalle, Inc. (a)                           368,480
                                                      12,200         The Nasdaq Stock Market, Inc. (a)                      309,270
                                                       9,100         USI Holdings Corp. (a)                                 118,209
                                                                                                                     --------------
                                                                                                                          1,483,351
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.6%             12,200         Acuity Brands, Inc.                                    361,974
                                                       9,400         Armor Holdings, Inc. (a)                               404,294
                                                       5,300         Barnes Group, Inc.                                     190,058
                                                       9,400         Brady Corp.                                            290,836
                                                      11,900         Clarcor, Inc.                                          341,768
                                                      10,400         Hexcel Corp. (a)                                       190,216
                                                      16,200         Olin Corp.                                             307,638
                                                       5,300         Tredegar Corp.                                          68,953
                                                                                                                     --------------
                                                                                                                          2,155,737
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.4%                    14,100         Casey's General Stores, Inc.                           327,120
                                                       3,800         Great Atlantic & Pacific Tea Co. (a)                   107,768
                                                       4,900         Ingles Markets, Inc. Class A                            77,420
                                                       7,000         Longs Drug Stores Corp.                                300,230
                                                       4,000         Nash Finch Co.                                         168,760
                                                       9,100         Pathmark Stores, Inc. (a)                              102,557
                                                       7,400         Ruddick Corp.                                          170,570
                                                       1,600         Smart & Final, Inc. (a)                                 20,704
                                                       2,800         Weis Markets, Inc.                                     112,028
                                                       8,500         Wild Oats Markets, Inc. (a)                            109,310
                                                                                                                     --------------
                                                                                                                          1,496,467
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.7%                        21,700         AVANIR Pharmaceuticals Class A (a)                      67,053
                                                       2,000         Acadia Pharmaceuticals, Inc. (a)                        22,740
                                                       5,300         Acadia Realty Trust                                     95,347
                                                      11,800         Adolor Corp. (a)                                       126,024
                                                      24,100         Alkermes, Inc. (a)                                     404,880
                                                       8,700         Alpharma, Inc. Class A                                 216,369
                                                      27,300         Amylin Pharmaceuticals, Inc. (a)                       949,767
                                                      19,500         Andrx Corp. (a)                                        300,885

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       8,400         Atherogenics Inc. (a)                           $      134,652
                                                       3,100         Bentley Pharmaceuticals, Inc. (a)                       37,045
                                                      18,300         BioMarin Pharmaceuticals, Inc. (a)                     159,759
                                                       9,800         CV Therapeutics, Inc. (a)                              262,150
                                                       9,700         Caliper Life Sciences, Inc. (a)                         68,191
                                                         400         Caraco Pharmaceutical Laboratories Ltd. (a)              3,476
                                                       5,000         Chattem, Inc. (a)                                      177,500
                                                       7,800         Connetics Corp. (a)                                    131,898
                                                      17,800         Dendreon Corp. (a)                                     119,438
                                                      11,900         Durect Corp. (a)                                        81,515
                                                       6,100         Dusa Pharmaceuticals, Inc. (a)                          64,660
                                                       5,600         Enzo Biochem, Inc. (a)                                  86,016
                                                      10,000         Eyetech Pharmaceuticals, Inc. (a)                      179,600
                                                       7,800         First Horizon Pharmaceutical Corp. (a)                 154,986
                                                         100         GTx, Inc. (a)                                              931
                                                       1,900         Hi-Tech Pharmacal Co., Inc. (a)                         57,152
                                                       7,900         Immunogen, Inc. (a)                                     57,986
                                                       8,700         Inspire Pharmaceuticals, Inc. (a)                       66,120
                                                      18,000         Isis Pharmaceuticals, Inc. (a)                          90,900
                                                       5,200         Ista Pharmaceuticals, Inc. (a)                          34,528
                                                       7,900         KV Pharmaceutical Co. Class A (a)                      140,383
                                                      18,800         MGI Pharma, Inc. (a)                                   438,228
                                                      29,700         Medarex, Inc. (a)                                      282,744
                                                      13,600         Medicines Co. (a)                                      312,936
                                                      12,800         Medicis Pharmaceutical Corp. Class A                   416,768
                                                      22,200         Nektar Therapeutics (a)                                376,290
                                                       2,900         Neopharm, Inc. (a)                                      35,960
                                                       1,000         New River Pharmaceuticals, Inc. (a)                     47,940
                                                       4,900         NitroMed, Inc. (a)                                      88,200
                                                       6,500         Noven Pharmaceuticals, Inc. (a)                         91,000
                                                       9,600         Onyx Pharmaceuticals, Inc. (a)                         239,808
                                                       4,200         Pain Therapeutics, Inc. (a)                             26,418
                                                       7,600         Par Pharmaceutical Cos., Inc. (a)                      202,312
                                                       7,100         Penwest Pharmaceuticals Co. (a)                        124,463
                                                      22,700         Perrigo Co.                                            324,837
                                                       6,900         Pharmion Corp. (a)                                     150,489
                                                       4,000         Pozen, Inc. (a)                                         43,960
                                                       7,800         Priority Healthcare Corp. (a)                          217,308
                                                       6,900         Regeneron Pharmaceuticals, Inc. (a)                     65,481
                                                       3,700         Renovis, Inc. (a)                                       50,061
                                                       4,100         SFBC International, Inc. (a)                           181,999
                                                      10,100         Salix Pharmaceuticals Ltd. (a)                         214,625
                                                      15,300         SuperGen, Inc. (a)                                      96,390
                                                       5,100         United Therapeutics Corp. (a)                          355,980
                                                      22,700         Vertex Pharmaceuticals, Inc. (a)                       507,345
                                                                                                                     --------------
                                                                                                                          9,183,493
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.4%                              7,400         Bright Horizons Family Solutions, Inc. (a)             284,160
                                                      24,100         Corinthian Colleges, Inc. (a)                          319,807
                                                      13,600         DeVry, Inc. (a)                                        259,080
                                                       3,000         Educate, Inc. (a)                                       45,000

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         500         Learning Tree International, Inc. (a)           $        6,600
                                                         800         Renaissance Learning, Inc.                              14,240
                                                       4,000         Strayer Education, Inc.                                378,080
                                                       4,800         Universal Technical Institute, Inc. (a)                170,928
                                                                                                                     --------------
                                                                                                                          1,477,895
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                        9,600         Benchmark Electronics, Inc. (a)                        289,152
                                                       4,300         LeCroy Corp. (a)                                        63,855
                                                       4,900         OSI Systems, Inc. (a)                                   77,420
                                                       9,400         Plexus Corp. (a)                                       160,646
                                                       6,300         Power Integrations, Inc. (a)                           137,025
                                                      12,800         TTM Technologies, Inc. (a)                              91,520
                                                       7,400         Universal Display Corp. (a)                             82,510
                                                                                                                     --------------
                                                                                                                            902,128
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 0.7%               5,200         AO Smith Corp.                                         148,200
                                                       9,600         American Superconductor Corp. (a)                       99,360
                                                       7,100         Baldor Electric Co.                                    179,985
                                                       7,200         CTS Corp.                                               87,120
                                                       6,600         Cohu, Inc.                                             156,090
                                                       1,600         Color Kinetics, Inc. (a)                                24,000
                                                       6,300         Franklin Electric Co., Inc.                            260,757
                                                       8,700         General Cable Corp. (a)                                146,160
                                                       6,600         Genlyte Group, Inc. (a)                                317,328
                                                       5,600         International DisplayWorks, Inc. (a)                    33,264
                                                       3,400         LaBarge, Inc. (a)                                       43,928
                                                       6,500         Littelfuse, Inc. (a)                                   182,845
                                                       7,000         MKS Instruments, Inc. (a)                              120,610
                                                       3,100         Powell Industries, Inc. (a)                             67,859
                                                      15,000         Power-One, Inc. (a)                                     83,100
                                                       5,200         Sonic Solutions, Inc. (a)                              111,800
                                                       8,200         Spatialight, Inc. (a)                                   34,932
                                                      17,100         Taser International, Inc. (a)                          105,165
                                                       8,100         Technitrol, Inc.                                       124,092
                                                       4,700         Triumph Group, Inc. (a)                                174,699
                                                                                                                     --------------
                                                                                                                          2,501,294
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.1%                18,900         Maytag Corp.                                           345,114
                                                         500         National Presto Industries, Inc.                        21,405
                                                                                                                     --------------
                                                                                                                            366,519
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.4%                                    19,100         Aeroflex, Inc. (a)                                     178,776
                                                       8,400         Agilysys, Inc.                                         141,456
                                                       2,200         BEI Technologies, Inc.                                  76,978
                                                       2,700         Daktronics, Inc.                                        64,746
                                                       4,500         II-VI, Inc. (a)                                         79,830
                                                      20,600         Kopin Corp. (a)                                        143,170
                                                      18,200         MRV Communications, Inc. (a)                            38,766
                                                       6,800         Methode Electronics, Inc.                               78,336
                                                       1,200         Multi-Fineline Electronix, Inc. (a)                     35,124
                                                       6,100         Park Electrochemical Corp.                             162,565
                                                      17,000         Semtech Corp. (a)                                      279,990
                                                       5,600         Superior Essex, Inc. (a)                               100,856
                                                       3,500         Supertex, Inc. (a)                                     104,965
                                                                                                                     --------------
                                                                                                                          1,485,558
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges                       3,700         Faro Technologies, Inc. (a)                     $       72,113
& Meters - 0.1%                                        6,200         Itron, Inc. (a)                                        283,092
                                                       1,700         Keithley Instruments, Inc.                              24,820
                                                       2,100         Measurement Specialties, Inc. (a)                       44,520
                                                       4,000         Metrologic Instruments, Inc. (a)                        72,760
                                                                                                                     --------------
                                                                                                                            497,305
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.8%                    4,100         Analogic Corp.                                         206,681
                                                       4,600         Aspect Medical Systems, Inc. (a)                       136,298
                                                       4,900         Bruker BioSciences Corp. (a)                            21,462
                                                       3,800         Candela Corp. (a)                                       37,316
                                                       2,100         Datascope Corp.                                         65,142
                                                       7,700         EPIX Pharmaceuticals, Inc. (a)                          59,290
                                                      11,500         eResearch Technology, Inc. (a)                         163,185
                                                       4,500         Greatbatch, Inc. (a)                                   123,480
                                                       5,800         Haemonetics Corp. (a)                                  275,674
                                                      10,100         HealthTronics, Inc. (a)                                100,596
                                                       5,900         Hologic, Inc. (a)                                      340,725
                                                       5,200         IRIS International, Inc. (a)                            95,888
                                                      10,600         Illumina, Inc. (a)                                     135,786
                                                       4,400         IntraLase Corp. (a)                                     64,724
                                                       9,000         Intuitive Surgical, Inc. (a)                           659,610
                                                       4,500         Luminex Corp. (a)                                       45,180
                                                       2,100         Neurometrix, Inc. (a)                                   62,517
                                                       2,200         Quality Systems, Inc.                                  151,998
                                                       5,500         TriPath Imaging, Inc. (a)                               38,830
                                                       3,300         Zoll Medical Corp. (a)                                  86,625
                                                                                                                     --------------
                                                                                                                          2,871,007
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                          9,000         AMIS Holdings, Inc. (a)                                106,740
Components - 2.4%                                      8,100         Actel Corp. (a)                                        117,126
                                                      21,400         Amkor Technology, Inc. (a)                              93,732
                                                      70,900         Applied Micro Circuits Corp. (a)                       212,700
                                                      97,900         Atmel Corp. (a)                                        201,674
                                                      24,300         Cirrus Logic, Inc. (a)                                 184,437
                                                     126,900         Conexant Systems, Inc. (a)                             227,151
                                                      31,600         Cypress Semiconductor Corp. (a)                        475,580
                                                       8,200         DSP Group, Inc. (a)                                    210,412
                                                       3,000         Diodes, Inc. (a)                                       108,780
                                                      12,300         Exar Corp. (a)                                         172,446
                                                       2,100         Excel Technology, Inc. (a)                              53,949
                                                      28,400         Fairchild Semiconductor International, Inc. (a)        422,024
                                                       7,400         Formfactor, Inc. (a)                                   168,868
                                                       9,200         Genesis Microchip, Inc. (a)                            201,940
                                                       4,400         IXYS Corp. (a)                                          46,464
                                                      53,100         Integrated Device Technology, Inc. (a)                 570,294
                                                      11,400         Integrated Silicon Solutions, Inc. (a)                  95,760
                                                      24,400         Lattice Semiconductor Corp. (a)                        104,432
                                                       1,900         Leadis Technology, Inc. (a)                             13,015
                                                      13,100         MIPS Technologies, Inc. (a)                             89,473
                                                      15,300         Micrel, Inc. (a)                                       171,819

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      14,500         Microsemi Corp. (a)                             $      370,330
                                                      15,600         Microtune, Inc. (a)                                     97,188
                                                       2,500         Monolithic Power Systems, Inc. (a)                      21,225
                                                       1,800         Netlogic Microsystems, Inc. (a)                         38,862
                                                      32,600         ON Semiconductor Corp. (a)                             168,542
                                                      13,100         Omnivision Technologies, Inc. (a)                      165,322
                                                       3,900         PLX Technology, Inc. (a)                                32,526
                                                      43,100         PMC-Sierra, Inc. (a)                                   379,711
                                                       9,500         Pericom Semiconductor Corp. (a)                         83,980
                                                       9,300         Pixelworks, Inc. (a)                                    61,287
                                                       4,700         Portalplayer, Inc. (a)                                 128,921
                                                      44,100         RF Micro Devices, Inc. (a)                             249,165
                                                      23,600         Rambus, Inc. (a)                                       285,560
                                                       9,800         Sigmatel, Inc. (a)                                     198,352
                                                      18,400         Silicon Image, Inc. (a)                                163,576
                                                      11,500         Silicon Laboratories, Inc. (a)                         349,485
                                                      18,400         Silicon Storage Technology, Inc. (a)                    98,992
                                                       9,800         Sirf Technology Holdings, Inc. (a)                     295,274
                                                      37,100         Skyworks Solutions, Inc. (a)                           260,442
                                                      10,400         Tessera Technologies, Inc. (a)                         311,064
                                                      16,400         Transwitch Corp. (a)                                    28,208
                                                      29,500         Triquint Semiconductor, Inc. (a)                       103,840
                                                       1,400         Virage Logic Corp. (a)                                  10,850
                                                      47,000         Vitesse Semiconductor Corp. (a)                         88,360
                                                       2,300         Volterra Semiconductor Corp. (a)                        28,221
                                                                                                                     --------------
                                                                                                                          8,068,099
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.6%                         2,200         3D Systems Corp. (a)                                    48,906
                                                       2,600         American Science & Engineering, Inc. (a)               170,534
                                                       7,900         Checkpoint Systems, Inc. (a)                           187,388
                                                       7,000         Coherent, Inc. (a)                                     204,960
                                                       2,500         Cubic Corp.                                             42,800
                                                       6,200         DRS Technologies, Inc.                                 306,032
                                                       5,000         EDO Corp.                                              150,150
                                                       4,800         Herley Industries, Inc. (a)                             89,424
                                                      25,400         Identix, Inc. (a)                                      119,380
                                                       4,500         Innovative Solutions & Support, Inc. (a)                69,885
                                                       8,000         Intermagnetics General Corp. (a)                       223,520
                                                       3,700         Ionatron, Inc. (a)                                      37,296
                                                      19,400         Kemet Corp. (a)                                        162,572
                                                       3,700         Scansource, Inc. (a)                                   180,338
                                                         800         Sypris Solutions, Inc.                                   8,592
                                                                                                                     --------------
                                                                                                                          2,001,777
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                                6,400         Global Power Equipment Group, Inc. (a)                  45,632
                                                      13,500         Plug Power, Inc. (a)                                    91,800
                                                                                                                     --------------
                                                                                                                            137,432
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%                          129,700         Calpine Corp. (a)                                      335,923
                                                       2,100         Crosstex Energy, Inc.                                  134,316
                                                       7,500         Evergreen Solar, Inc. (a)                               69,975
                                                      13,800         FuelCell Energy, Inc. (a)                              151,386

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       5,000         Holly Corp.                                     $      319,900
                                                      13,600         KFX, Inc. (a)                                          232,832
                                                         200         Markwest Hydrocarbon, Inc.                               5,000
                                                         200         Ormat Technologies, Inc.                                 4,426
                                                       4,100         Penn Virginia Corp.                                    236,611
                                                      11,400         Syntroleum Corp. (a)                                   165,984
                                                       9,750         Tetra Technologies, Inc. (a)                           304,395
                                                       9,500         Veritas DGC, Inc. (a)                                  347,890
                                                                                                                     --------------
                                                                                                                          2,308,638
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.4%              4,500         Clean Harbors, Inc. (a)                                152,775
                                                      13,100         Dycom Industries, Inc. (a)                             264,882
                                                       1,700         Infrasource Services, Inc. (a)                          24,735
                                                       3,400         Layne Christensen Co. (a)                               80,070
                                                      31,400         Quanta Services, Inc. (a)                              400,664
                                                       9,500         URS Corp. (a)                                          383,705
                                                                                                                     --------------
                                                                                                                          1,306,831
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%                                   4,100         Carmike Cinemas, Inc.                                   94,054
                                                         300         Dover Motorsports, Inc.                                  2,052
                                                      10,800         Gaylord Entertainment Co. (a)                          514,620
                                                       2,500         Lodgenet Entertainment Corp. (a)                        36,825
                                                       7,000         Movie Gallery, Inc.                                     72,730
                                                       3,000         Speedway Motorsports, Inc.                             108,990
                                                                                                                     --------------
                                                                                                                            829,271
-----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                                    26,300         Terra Industries, Inc. (a)                             174,895
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%                               4,900         Accredited Home Lenders Holding Co. (a)                172,284
                                                       3,300         Asta Funding, Inc.                                     100,188
                                                         700         Delta Financial Corp.                                    5,110
                                                       1,800         International Securities Exchange, Inc. (a)             42,120
                                                       5,800         MortgageIT Holdings, Inc.                               82,476
                                                         300         United PanAm Financial Corp. (a)                         7,491
                                                       5,800         World Acceptance Corp. (a)                             147,378
                                                                                                                     --------------
                                                                                                                            557,047
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                            15,900         Advance America, Cash Advance Centers, Inc.            210,675
                                                       2,300         Collegiate Funding Services LLC (a)                     34,063
                                                       2,700         Encore Capital Group, Inc. (a)                          48,168
                                                         300         QC Holdings, Inc. (a)                                    3,912
                                                                                                                     --------------
                                                                                                                            296,818
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services                     4,300         Advent Software, Inc. (a)                              115,842
& Systems - 0.8%                                       1,000         CCC Information Services Group (a)                      26,130
                                                       5,800         CompuCredit Corp. (a)                                  257,636
                                                       4,100         Cybersource Corp. (a)                                   26,978
                                                       9,700         Digital Insight Corp. (a)                              252,782
                                                      10,100         eFunds Corp. (a)                                       190,183
                                                       3,100         eSpeed, Inc. Class A (a)                                23,498
                                                      10,500         Hypercom Corp. (a)                                      68,460
                                                       3,700         iPayment, Inc. (a)                                     140,008
                                                      19,900         Jack Henry & Associates, Inc.                          386,060
                                                       6,100         John H. Harland Co.                                    270,840
                                                       8,500         Kronos, Inc. (a)                                       379,440

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       7,700         NDCHealth Corp.                                 $      145,684
                                                      16,200         PRG-Schultz International, Inc. (a)                     48,762
                                                       2,200         TNS, Inc. (a)                                           53,350
                                                       6,900         TradeStation Group, Inc. (a)                            69,966
                                                      10,400         Wright Express Corp. (a)                               224,536
                                                                                                                     --------------
                                                                                                                          2,680,155
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%                  3,100         Bankrate, Inc. (a)                                      85,033
                                                       7,800         Factset Research Systems, Inc.                         274,872
                                                      43,100         Homestore, Inc. (a)                                    187,485
                                                       1,500         Morningstar, Inc. (a)                                   48,000
                                                      14,800         S1 Corp. (a)                                            57,868
                                                                                                                     --------------
                                                                                                                            653,258
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%                         3,900         ACE Cash Express, Inc. (a)                              76,089
                                                       5,700         Advanta Corp. Class B                                  160,911
                                                       1,200         Asset Acceptance Capital Corp. (a)                      35,964
                                                       6,400         Cash America International, Inc.                       132,800
                                                         400         Enstar Group, Inc. (a)                                  25,956
                                                       3,700         Federal Agricultural Mortgage Corp. Class B             90,058
                                                       5,200         Financial Federal Corp.                                206,960
                                                       4,100         First Cash Financial Services, Inc. (a)                107,912
                                                       5,600         Harris & Harris Group, Inc.                             62,160
                                                       4,000         LandAmerica Financial Group, Inc.                      258,600
                                                      13,200         Metris Cos., Inc. (a)                                  193,116
                                                      23,100         MoneyGram International, Inc.                          501,501
                                                       4,500         Portfolio Recovery Associates, Inc. (a)                194,310
                                                       1,500         Sanders Morris Harris Group, Inc.                       24,525
                                                       8,600         Sotheby's Holdings Class A (a)                         143,792
                                                       3,200         Sterling Bancorp                                        72,032
                                                       4,900         Stewart Information Services Corp.                     250,880
                                                         900         Stifel Financial Corp. (a)                              32,310
                                                       2,900         Triad Guaranty, Inc. (a)                               113,738
                                                       2,000         WSFS Financial Corp.                                   117,780
                                                                                                                     --------------
                                                                                                                          2,801,394
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 0.9%                                           5,800         American Italian Pasta Co. Class A                      61,828
                                                      11,300         Chiquita Brands International, Inc.                    315,835
                                                      11,300         Flowers Foods, Inc.                                    308,264
                                                       1,700         Green Mountain Coffee Roasters, Inc. (a)                59,126
                                                       8,900         Hain Celestial Group, Inc. (a)                         172,660
                                                       1,000         J&J Snack Foods Corp.                                   57,800
                                                         800         John B. Sanfilippo & Son, Inc. (a)                      14,000
                                                       9,200         Lance, Inc.                                            160,632
                                                         400         M&F Worldwide Corp. (a)                                  6,220
                                                         200         Maui Land & Pineapple Co., Inc. (a)                      6,006
                                                      13,000         NBTY, Inc. (a)                                         305,500
                                                       4,000         Natures Sunshine Prods, Inc.                            92,960
                                                      12,900         Performance Food Group Co. (a)                         407,124
                                                       2,700         Provide Commerce, Inc. (a)                              65,529
                                                       8,200         Ralcorp Holdings, Inc.                                 343,744
                                                       5,200         Sanderson Farms, Inc.                                  193,232

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         100         Seaboard Corp.                                  $      137,300
                                                      13,500         Sensient Technologies Corp.                            255,825
                                                       6,700         Spartan Stores, Inc. (a)                                69,010
                                                       5,200         Tootsie Roll Industries, Inc.                          165,100
                                                                                                                     --------------
                                                                                                                          3,197,695
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                                 1,800         Deltic Timber Corp.                                     82,890
                                                      11,400         Longview Fibre Co.                                     222,186
                                                       7,800         Potlatch Corp.                                         406,536
                                                       4,600         Universal Forest Products, Inc.                        263,672
                                                                                                                     --------------
                                                                                                                            975,284
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%                  8,100         Ennis, Inc.                                            136,080
                                                       2,400         The Standard Register Co.                               35,880
                                                                                                                     --------------
                                                                                                                            171,960
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                   11,800         Alderwoods Group, Inc. (a)                             193,284
                                                      29,600         Stewart Enterprises, Inc. Class A                      196,248
                                                                                                                     --------------
                                                                                                                            389,532
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                           8,800         Apogee Enterprises, Inc.                               150,480
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                           62,200         Coeur d'Alene Mines Corp. (a)                          263,106
                                                       5,900         Royal Gold, Inc.                                       158,533
                                                                                                                     --------------
                                                                                                                            421,639
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%                          8,900         American Healthways, Inc. (a)                          377,360
                                                      27,500         Beverly Enterprises, Inc. (a)                          336,875
                                                       5,600         Genesis HealthCare Corp. (a)                           225,792
                                                       6,500         Kindred Healthcare, Inc. (a)                           193,700
                                                       5,500         LCA-Vision, Inc.                                       204,160
                                                       1,000         Medcath Corp. (a)                                       23,750
                                                         900         National Healthcare Corp.                               31,500
                                                       6,800         PainCare Holdings, Inc. (a)                             25,500
                                                       5,100         Psychiatric Solutions, Inc. (a)                        276,573
                                                       2,100         Radiation Therapy Services, Inc. (a)                    66,906
                                                       3,700         Res-Care, Inc. (a)                                      56,943
                                                       3,500         Sunrise Senior Living, Inc. (a)                        233,590
                                                      11,700         United Surgical Partners International, Inc. (a)       457,587
                                                                                                                     --------------
                                                                                                                          2,510,236
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.6%                 9,500         Allscripts Healthcare Solutions, Inc. (a)              171,190
                                                       8,400         Amsurg Corp. (a)                                       229,824
                                                      11,500         Centene Corp. (a)                                      287,845
                                                       2,500         Computer Programs & Systems, Inc.                       86,350
                                                         600         Corvel Corp. (a)                                        14,376
                                                      10,900         Eclipsys Corp. (a)                                     194,456
                                                      11,500         Hooper Holmes, Inc.                                     45,195
                                                       3,500         Horizon Health Corp. (a)                                95,095
                                                       4,000         Molina Healthcare, Inc. (a)                             99,960
                                                       5,300         Pediatrix Medical Group, Inc. (a)                      407,146
                                                       6,400         Per-Se Technologies, Inc. (a)                          132,224
                                                       7,900         Phase Forward, Inc. (a)                                 86,347
                                                       5,400         WellCare Health Plans, Inc. (a)                        200,070
                                                                                                                     --------------
                                                                                                                          2,050,078
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.7%                            2,200         Adeza Biomedical Corp. (a)                      $       38,302
                                                       1,600         Alliance Imaging, Inc. (a)                              13,680
                                                      10,500         Allied Healthcare International, Inc. (a)               59,325
                                                       4,500         Amedisys, Inc. (a)                                     175,500
                                                       5,400         America Retirement Corp. (a)                           101,682
                                                       2,900         American Dental Partners, Inc. (a)                      98,368
                                                      11,400         Apria Healthcare Group, Inc. (a)                       363,774
                                                       1,100         Bio-Reference Labs, Inc. (a)                            19,019
                                                      12,200         Bioscript, Inc. (a)                                     79,300
                                                       7,100         Gentiva Health Services, Inc. (a)                      128,652
                                                       8,100         Healthcare Services Group                              155,925
                                                       7,100         IDX Systems Corp. (a)                                  306,578
                                                       7,300         Introgen Therapeutics, Inc. (a)                         38,106
                                                       5,100         LabOne, Inc. (a)                                       221,850
                                                       4,600         Matria Healthcare, Inc. (a)                            173,650
                                                       7,300         Odyssey HealthCare, Inc. (a)                           123,881
                                                       3,300         Symbion, Inc. (a)                                       85,371
                                                       3,800         VistaCare, Inc. Class A (a)                             54,986
                                                       4,100         Vital Images, Inc. (a)                                  91,266
                                                                                                                     --------------
                                                                                                                          2,329,215
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                                    2,000         Comstock Homebuilding Cos., Inc. Class A (a)            39,840
                                                       3,300         Levitt Corp. Class A                                    75,702
                                                       3,600         M/I Homes, Inc.                                        195,336
                                                         100         Orleans Homebuilders, Inc.                               2,464
                                                       4,900         Technical Olympic USA, Inc.                            128,184
                                                         800         William Lyon Homes, Inc. (a)                           124,160
                                                                                                                     --------------
                                                                                                                            565,686
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.0%                                     3,600         Marcus Corp.                                            72,144
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.4%                           3,400         American Woodmark Corp.                                114,240
                                                       4,200         Bassett Furniture Industries, Inc.                      78,204
                                                       5,500         The Bombay Co., Inc. (a)                                24,255
                                                       9,700         Ethan Allen Interiors, Inc.                            304,095
                                                      10,600         Furniture Brands International, Inc.                   191,118
                                                       2,900         Haverty Furniture Cos., Inc.                            35,467
                                                       1,400         Hooker Furniture Corp.                                  23,212
                                                      10,900         La-Z-Boy, Inc.                                         143,771
                                                       4,600         Libbey, Inc.                                            69,920
                                                       2,100         Lifetime Brands, Inc.                                   56,364
                                                       9,900         Select Comfort Corp. (a)                               197,802
                                                       4,300         Stanley Furniture Co., Inc.                            112,617
                                                                                                                     --------------
                                                                                                                          1,351,065
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices - 0.8%         7,200         Advanced Energy Industries, Inc. (a)                    77,472
                                                      11,400         Artesyn Technologies, Inc. (a)                         106,020
                                                       8,300         Asyst Technologies Inc. (a)                             38,678
                                                       2,000         Badger Meter, Inc.                                      78,680
                                                       6,400         C&D Technologies, Inc.                                  60,224
                                                      14,000         Crane Co.                                              416,360
                                                       5,800         ESCO Technologies, Inc. (a)                            290,406
                                                       4,300         Fargo Electronics, Inc. (a)                             75,121

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       5,300         Flanders Corp. (a)                              $       64,342
                                                      12,900         Flowserve Corp. (a)                                    468,915
                                                         900         The Gorman-Rupp Co.                                     21,645
                                                       6,700         Mine Safety Appliances Co.                             259,290
                                                      10,400         Paxar Corp. (a)                                        175,240
                                                       1,600         Robbins & Myers, Inc.                                   35,968
                                                       2,300         Sun Hydraulics, Inc.                                    55,890
                                                       7,700         Veeco Instruments, Inc. (a)                            123,508
                                                       3,400         Vicor Corp.                                             51,510
                                                      11,300         Viisage Technology, Inc. (a)                            46,895
                                                       7,100         Watts Water Technologies, Inc. Class A                 204,835
                                                       7,200         X-Rite, Inc.                                            89,280
                                                                                                                     --------------
                                                                                                                          2,740,279
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                                 6,100         American Equity Investment Life Holding Co.             69,235
                                                      13,200         Ceres Group, Inc. (a)                                   74,316
                                                       4,000         Citizens, Inc. (a)                                      25,680
                                                       7,700         Delphi Financial Group Class A                         360,360
                                                         500         Great American Financial Resources, Inc.                10,000
                                                         300         Kansas City Life Insurance Co.                          15,300
                                                         400         National Western Life Insurance Co.
                                                                     Class A (a)                                             84,500
                                                      25,700         The Phoenix Cos., Inc.                                 313,540
                                                       6,900         Presidential Life Corp.                                124,200
                                                       7,400         Universal American Financial Corp. (a)                 168,276
                                                                                                                     --------------
                                                                                                                          1,245,407
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.4%                           6,200         Alfa Corp.                                             103,416
                                                       1,700         CNA Surety Corp. (a)                                    24,174
                                                       2,300         Crawford & Co. Class B                                  18,009
                                                       3,300         EMC Insurance Group, Inc.                               59,565
                                                       2,200         FBL Financial Group, Inc. Class A                       65,890
                                                       4,100         HealthExtras, Inc. (a)                                  87,658
                                                       7,100         Hilb Rogal & Hobbs Co.                                 264,972
                                                      12,400         Horace Mann Educators Corp.                            245,272
                                                       2,600         KMG America Corp (a)                                    20,800
                                                       1,000         Pico Holdings, Inc. (a)                                 35,140
                                                       7,800         UICI                                                   280,800
                                                       3,500         Zenith National Insurance Corp.                        219,415
                                                                                                                     --------------
                                                                                                                          1,425,111
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.1%                    6,000         21st Century Insurance Group                            95,700
                                                       3,700         Affirmative Insurance Holdings, Inc.                    53,872
                                                       2,700         American Physicians Capital, Inc. (a)                  132,651
                                                       5,700         Argonaut Group, Inc. (a)                               153,957
                                                       3,100         Baldwin & Lyons, Inc. Class B                           77,593
                                                       6,000         Bristol West Holdings, Inc.                            109,500
                                                      25,700         Covanta Holding Corp. (a)                              345,151
                                                       5,100         Direct General Corp.                                   100,623
                                                         900         Donegal Group, Inc. Class A                             19,530
                                                       3,300         FPIC Insurance Group, Inc. (a)                         118,767
                                                       1,800         First Acceptance Corp. (a)                              18,198
                                                      15,100         Fremont General Corp.                                  329,633

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1,800         Harleysville Group, Inc.                        $       43,200
                                                       6,100         Infinity Property & Casualty Corp.                     214,049
                                                       1,900         The Midland Company                                     68,457
                                                       1,400         Navigators Group, Inc. (a)                              52,248
                                                       1,700         Odyssey Re Holdings Corp.                               43,418
                                                      17,000         Ohio Casualty Corp.                                    461,040
                                                      10,500         PMA Capital Corp. Class A (a)                           92,190
                                                       5,800         ProAssurance Corp. (a)                                 270,686
                                                       5,000         RLI Corp.                                              231,300
                                                       3,700         Safety Insurance Group, Inc.                           131,683
                                                       7,800         Selective Insurance Group                              381,420
                                                       2,500         State Auto Financial Corp.                              79,100
                                                       5,800         Tower Group, Inc.                                       87,696
                                                       4,600         United Fire & Casualty Co.                             207,506
                                                                                                                     --------------
                                                                                                                          3,919,168
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.5%                17,400         Apollo Investment Corp.                                344,520
                                                       4,200         Ares Capital Corp.                                      68,376
                                                       6,800         Calamos Asset Management, Inc. Class A                 167,824
                                                         300         Capital Southwest Corp.                                 25,551
                                                         900         Cohen & Steers, Inc.                                    18,000
                                                       2,500         GAMCO Investors, Inc. Class A                          114,625
                                                      13,600         MCG Capital Corp.                                      229,432
                                                       2,500         NGP Capital Resources Co.                               37,650
                                                       8,900         National Financial Partners Corp.                      401,746
                                                       1,800         Technology Investment Capital Corp.                     28,422
                                                      20,700         Waddell & Reed Financial, Inc. Class A                 400,752
                                                                                                                     --------------
                                                                                                                          1,836,898
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry Watches & Gemstones - 0.1%                    13,200         Fossil, Inc. (a)                                       240,108
                                                       6,200         Movado Group, Inc.                                     116,064
                                                                                                                     --------------
                                                                                                                            356,172
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                                   20,900         Callaway Golf Co.                                      315,381
                                                         500         Escalade, Inc.                                           6,625
                                                       8,100         Great Wolf Resorts, Inc. (a)                            83,754
                                                      10,100         K2, Inc. (a)                                           115,140
                                                       5,100         Life Time Fitness, Inc. (a)                            169,014
                                                       4,300         Lodgian, Inc. (a)                                       44,075
                                                       9,100         Majesco Entertainment Co. (a)                           12,103
                                                      27,200         Six Flags, Inc. (a)                                    195,568
                                                         800         Steinway Musical Instruments (a)                        21,080
                                                       7,900         Sturm Ruger & Co., Inc.                                 72,680
                                                       6,700         Vail Resorts, Inc. (a)                                 192,625
                                                       4,500         West Marine, Inc. (a)                                   66,510
                                                                                                                     --------------
                                                                                                                          1,294,555
-----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                                  10,100         Lincoln Electric Holdings, Inc.                        397,940
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                         6,700         Applied Industrial Technologies, Inc.                  240,396
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.2%                        21,200         AGCO Corp. (a)                                         385,840
                                                         300         Alamo Group, Inc.                                        5,946
                                                       3,150         Gehl Co. (a)                                            87,791
                                                       4,000         Lindsay Manufacturing Co.                               88,040
                                                                                                                     --------------
                                                                                                                            567,617
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.3%              5,600         ASV, Inc. (a)                                   $      126,840
                                                       4,800         Astec Industries, Inc. (a)                             136,272
                                                       6,900         Manitowoc Co.                                          346,725
                                                       1,000         NACCO Industries, Inc. Class A                         114,450
                                                       6,000         Stewart & Stevenson Services                           143,100
                                                                                                                     --------------
                                                                                                                            867,387
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                             12,100         Briggs & Stratton Corp.                                418,539
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.6%                 6,100         Actuant Corp. Class A                                  285,480
                                                       4,400         EnPro Industries, Inc. (a)                             148,236
                                                       7,000         Gardner Denver, Inc. (a)                               312,200
                                                       2,100         Kadant, Inc. (a)                                        42,126
                                                      10,200         Kennametal, Inc.                                       500,208
                                                       1,700         Middleby Corp. (a)                                     123,250
                                                       7,900         Nordson Corp.                                          300,437
                                                       5,100         Tecumseh Products Co. Class A                          109,752
                                                       2,100         Tennant Co.                                             86,058
                                                       2,100         Woodward Governor Co.                                  178,605
                                                                                                                     --------------
                                                                                                                          2,086,352
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment                          4,350         CARBO Ceramics, Inc.                                   287,057
& Services - 1.4%                                     10,300         Cal Dive International, Inc. (a)                       653,123
                                                         800         Dril-Quip, Inc. (a)                                     38,400
                                                      18,200         Global Industries Ltd. (a)                             268,268
                                                       3,700         Gulf Island Fabrication, Inc.                          106,375
                                                      17,800         Hanover Compressor Co. (a)                             246,708
                                                       2,600         Hornbeck Offshore Services, Inc. (a)                    95,238
                                                       5,300         Hydril Co. (a)                                         363,792
                                                      14,900         Input/Output, Inc. (a)                                 118,902
                                                       4,000         Lufkin Industries, Inc.                                174,200
                                                      23,600         Newpark Resources (a)                                  198,712
                                                       5,800         Oceaneering International, Inc. (a)                    309,778
                                                      11,300         Oil States International, Inc. (a)                     410,303
                                                      20,700         Parker Drilling Co. (a)                                191,889
                                                       2,100         RPC, Inc.                                               54,096
                                                       4,000         SEACOR Holdings, Inc. (a)                              290,320
                                                      21,100         Superior Energy Services (a)                           487,199
                                                       3,700         Universal Compression Holdings, Inc. (a)               147,149
                                                       8,100         W-H Energy Services, Inc. (a)                          262,602
                                                                                                                     --------------
                                                                                                                          4,704,111
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.4%                            4,600         Applied Films Corp. (a)                                 96,600
                                                       5,700         Bucyrus International, Inc.                            280,041
                                                       2,500         Cascade Corp.                                          121,750
                                                       9,600         Engineered Support Systems, Inc.                       393,984
                                                       5,300         Helix Technology Corp.                                  78,175
                                                      12,000         JLG Industries, Inc.                                   439,080
                                                       1,600         Semitool, Inc. (a)                                      12,720
                                                       2,200         TurboChef Technologies, Inc. (a)                        34,298
                                                                                                                     --------------
                                                                                                                          1,456,648
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                           17,400         Champion Enterprises, Inc. (a)                         257,172
                                                       1,100         Palm Harbor Homes, Inc. (a)                             21,373
                                                       1,000         Skyline Corp.                                           40,640
                                                                                                                     --------------
                                                                                                                            319,185
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                  10,300         Federal Signal Corp.                            $      176,027
                                                       3,000         Freightcar America, Inc.                               122,340
                                                       2,000         Standex International Corp.                             52,660
                                                                                                                     --------------
                                                                                                                            351,027
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments                           6,400         Abaxis, Inc. (a)                                        83,520
& Supplies - 2.5%                                      6,500         Abiomed, Inc. (a)                                       65,455
                                                       5,400         Advanced Neuromodulation Systems, Inc. (a)             256,284
                                                      12,800         Align Technology, Inc. (a)                              86,016
                                                      16,000         American Medical Systems Holdings, Inc. (a)            322,400
                                                       1,300         Angiodynamics, Inc. (a)                                 27,300
                                                       2,100         Animas Corp. (a)                                        32,970
                                                       4,300         Arrow International, Inc.                              121,260
                                                       3,900         Bio-Rad Laboratories, Inc. Class A (a)                 214,461
                                                       4,700         Biosite, Inc. (a)                                      290,742
                                                       1,900         Cantel Medical Corp. (a)                                39,976
                                                       8,700         Cepheid, Inc. (a)                                       64,293
                                                       6,300         Conmed Corp. (a)                                       175,644
                                                         800         Conor Medsystems, Inc. (a)                              18,800
                                                       5,800         Cyberonics, Inc. (a)                                   173,072
                                                       4,600         DJ Orthopedics, Inc. (a)                               133,124
                                                       5,200         Diagnostic Products Corp.                              274,196
                                                       7,000         Encore Medical Corp. (a)                                32,900
                                                       3,900         FoxHollow Technologies Inc. (a)                        185,679
                                                       6,300         I-Flow Corp. (a)                                        86,373
                                                       4,200         ICU Medical, Inc. (a)                                  120,792
                                                      10,700         Immucor, Inc. (a)                                      293,608
                                                       8,400         Invacare Corp.                                         350,028
                                                       3,600         Inverness Medical Innovations, Inc. (a)                 95,508
                                                       7,800         Kyphon, Inc. (a)                                       342,732
                                                       1,600         Landauer, Inc.                                          78,400
                                                       5,600         Laserscope (a)                                         157,808
                                                       8,200         Lifecell Corp. (a)                                     177,366
                                                       7,400         Mentor Corp.                                           407,074
                                                       5,550         Meridian Bioscience, Inc.                              114,885
                                                       8,100         Merit Medical Systems, Inc. (a)                        143,694
                                                       5,400         Molecular Devices Corp. (a)                            112,806
                                                       5,000         NuVasive, Inc. (a)                                      93,700
                                                      12,800         OraSure Technologies, Inc. (a)                         120,704
                                                       8,900         Owens & Minor, Inc.                                    261,215
                                                      18,300         PSS World Medical, Inc. (a)                            244,122
                                                       4,900         Palomar Medical Technologies, Inc. (a)                 128,527
                                                       7,800         PolyMedica Corp.                                       272,532
                                                       3,300         Somanetics Corp. (a)                                    82,368
                                                       4,500         SonoSite, Inc. (a)                                     133,560
                                                       5,600         Stereotaxis, Inc. (a)                                   41,496
                                                      16,200         Steris Corp.                                           385,398
                                                       4,400         SurModics, Inc. (a)                                    170,236
                                                       9,200         Sybron Dental Specialties, Inc. (a)                    382,536
                                                       1,100         Symmetry Medical, Inc. (a)                              26,070
                                                      14,700         ThermoGenesis Corp. (a)                                 77,763
                                                      13,400         Thoratec Corp. (a)                                     237,984
                                                       8,400         Ventana Medical Systems (a)                            319,788
                                                       6,800         Viasys Healthcare, Inc. (a)                            169,932

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         700         Vital Signs, Inc.                               $       32,263
                                                       6,600         West Pharmaceutical Services, Inc.                     195,822
                                                       6,200         Wright Medical Group, Inc. (a)                         153,016
                                                         300         Young Innovations, Inc.                                 11,358
                                                                                                                     --------------
                                                                                                                          8,619,556
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%                               15,500         AMICAS, Inc. (a)                                        83,700
                                                       3,500         America Service Group, Inc. (a)                         58,065
                                                       7,600         Magellan Health Services, Inc. (a)                     267,140
                                                       7,300         Option Care, Inc.                                      106,872
                                                       7,600         Parexel International Corp. (a)                        152,684
                                                       3,100         RehabCare Group, Inc. (a)                               63,612
                                                       4,300         US Physical Therapy, Inc. (a)                           78,088
                                                                                                                     --------------
                                                                                                                            810,161
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.1%                               2,800         CIRCOR International, Inc.                              76,860
                                                      14,400         Commercial Metals Co.                                  485,856
                                                       1,100         Dynamic Materials Corp.                                 48,070
                                                       2,600         Earle M Jorgensen Holding Company, Inc. (a)             24,778
                                                       5,500         Encore Wire Corp. (a)                                   89,430
                                                       6,000         Kaydon Corp.                                           170,460
                                                       7,600         Lone Star Technologies (a)                             422,484
                                                      10,000         Maverick Tube Corp. (a)                                300,000
                                                       4,300         Metals USA, Inc. (a)                                    87,978
                                                       4,400         NN, Inc.                                                52,756
                                                       6,100         NS Group, Inc. (a)                                     239,425
                                                       5,800         Quanex Corp.                                           384,076
                                                       6,300         RTI International Metals, Inc. (a)                     247,905
                                                       7,800         Reliance Steel & Aluminum Co.                          412,854
                                                       7,300         Ryerson Tull, Inc.                                     155,490
                                                      18,200         The Shaw Group, Inc. (a)                               448,812
                                                       3,100         Valmont Industries, Inc.                                91,016
                                                                                                                     --------------
                                                                                                                          3,738,250
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.5%                 1,300         AM Castle & Co. (a)                                     22,750
                                                       4,100         AMCOL International Corp.                               78,187
                                                       3,600         Brush Engineered Materials, Inc. (a)                    57,168
                                                       6,000         Chaparral Steel Co. (a)                                151,320
                                                       3,700         Charles & Colvard Ltd.                                  92,352
                                                       5,800         Cleveland-Cliffs, Inc.                                 505,238
                                                       3,800         Compass Minerals International, Inc.                    87,400
                                                      21,100         GrafTech International Ltd. (a)                        114,573
                                                      35,400         Hecla Mining Co. (a)                                   155,052
                                                       5,700         Minerals Technologies, Inc.                            326,097
                                                       8,100         Stillwater Mining Co. (a)                               74,115
                                                       2,200         Titanium Metals Corp. (a)                               87,032
                                                                                                                     --------------
                                                                                                                          1,751,284
-----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.1%              17,500         Corn Products International, Inc.                      352,975
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities - 0.2%           6,800         Ceradyne, Inc. (a)                                     249,424
                                                       8,900         Symyx Technologies (a)                                 232,468
                                                       5,300         WD-40 Co.                                              140,503
                                                                                                                     --------------
                                                                                                                            622,395
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing - 0.2%            8,000         Insituform Technologies, Inc. Class A (a)       $      138,320
                                                       6,300         Metal Management, Inc.                                 159,705
                                                       3,500         Rogers Corp. (a)                                       135,450
                                                      20,100         USEC, Inc.                                             224,316
                                                                                                                     --------------
                                                                                                                            657,791
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%                15,600         BE Aerospace, Inc. (a)                                 258,492
                                                       8,800         Blount International, Inc. (a)                         155,232
                                                                                                                     --------------
                                                                                                                            413,724
-----------------------------------------------------------------------------------------------------------------------------------
Multi - Sector Companies - 0.5%                       12,200         GenCorp, Inc. (a)                                      227,530
                                                       7,000         Kaman Corp. Class A                                    143,150
                                                       5,800         Lancaster Colony Corp.                                 249,400
                                                       4,800         Raven Industries, Inc.                                 140,400
                                                       1,200         Sequa Corp. Class A (a)                                 70,800
                                                       9,600         Trinity Industries, Inc.                               388,704
                                                       9,600         Walter Industries, Inc.                                469,632
                                                                                                                     --------------
                                                                                                                          1,689,616
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment - 0.1%           3,200         Imagistics International, Inc. (a)                     133,920
                                                       3,200         Kimball International, Inc. Class B                     38,688
                                                       1,100         Knoll, Inc.                                             20,185
                                                       8,800         Presstek, Inc. (a)                                     114,224
                                                                                                                     --------------
                                                                                                                            307,017
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                               3,800         Atwood Oceanics, Inc. (a)                              319,998
                                                       1,800         Bois d'Arc Energy, Inc. (a)                             30,978
                                                                                                                     --------------
                                                                                                                            350,976
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 3.0%                            5,400         ATP Oil & Gas Corp. (a)                                177,336
                                                       2,400         Atlas America, Inc. (a)                                117,240
                                                       3,700         Berry Petroleum Co. Class A                            246,753
                                                       2,400         Bill Barrett Corp. (a)                                  88,368
                                                       9,800         Brigham Exploration Co. (a)                            125,930
                                                      13,100         Cabot Oil & Gas Corp. Class A                          661,681
                                                       4,500         Callon Petroleum Co. (a)                                94,185
                                                       5,900         Carrizo Oil & Gas, Inc. (a)                            172,870
                                                      11,500         Cheniere Energy, Inc. (a)                              475,640
                                                      21,200         Cimarex Energy Co. (a)                                 960,996
                                                       2,100         Clayton Williams Energy, Inc. (a)                       90,720
                                                      11,300         Comstock Resources, Inc. (a)                           370,753
                                                       5,900         Edge Petroleum Corp. (a)                               155,701
                                                      13,400         Encore Acquisition Co. (a)                             520,590
                                                      12,300         Endeavour International Corp. (a)                       61,500
                                                       7,200         Energy Partners Ltd. (a)                               224,784
                                                      10,700         FX Energy, Inc. (a)                                    128,079
                                                      14,600         Frontier Oil Corp.                                     647,510
                                                      20,700         Gasco Energy, Inc. (a)                                 137,655
                                                       1,500         Goodrich Petroleum Corp. (a)                            35,205
                                                      51,700         Grey Wolf, Inc. (a)                                    435,831
                                                       7,400         Harvest Natural Resources, Inc. (a)                     79,402
                                                       7,700         Houston Exploration Co. (a)                            517,825
                                                       3,900         McMoRan Exploration Co. (a)                             75,816
                                                      18,000         Meridian Resource Corp. (a)                             75,060

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       9,700         Parallel Petroleum Corp. (a)                    $      135,800
                                                       8,100         PetroHawk Energy Corp. (a)                             116,721
                                                       4,900         Petroleum Development Corp. (a)                        187,866
                                                      13,200         Petroquest Energy, Inc. (a)                            137,808
                                                       3,200         Pioneer Drilling Co. (a)                                62,464
                                                       5,100         Remington Oil & Gas Corp. (a)                          211,650
                                                       2,300         Resource America, Inc. Class A                          40,779
                                                       5,500         Spinnaker Exploration Co. (a)                          355,795
                                                      15,400         St. Mary Land & Exploration Co.                        563,640
                                                       6,600         Stone Energy Corp. (a)                                 402,864
                                                       6,500         Swift Energy Co. (a)                                   297,375
                                                      10,800         Todco Class A                                          450,468
                                                       4,300         Toreador Resources Corp. (a)                           152,220
                                                       3,700         Tri-Valley Corp. (a)                                    36,815
                                                       2,000         W&T Offshore, Inc.                                      64,860
                                                       2,800         Warren Resources, Inc. (a)                              46,900
                                                       6,800         Whiting Petroleum Corp. (a)                            298,112
                                                                                                                     --------------
                                                                                                                         10,239,567
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                        8,900         Delta Petroleum Corp. (a)                              184,675
                                                       3,900         Giant Industries, Inc. (a)                             228,306
                                                      13,800         KCS Energy, Inc. (a)                                   379,914
                                                       2,000         Tipperary Corp. (a)                                     14,740
                                                                                                                     --------------
                                                                                                                            807,635
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.1%                              11,900         Ferro Corp.                                            218,008
                                                       8,100         H.B. Fuller Co.                                        251,748
                                                         100         Kronos Worldwide, Inc.                                   3,174
                                                                                                                     --------------
                                                                                                                            472,930
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                           6,200         Albany International Corp. Class A                     228,594
                                                      15,000         Bowater, Inc.                                          424,050
                                                       5,600         Buckeye Technologies, Inc. (a)                          45,472
                                                       9,000         Caraustar Industries, Inc. (a)                          98,820
                                                       5,500         Chesapeake Corp.                                       101,145
                                                      10,500         Mercer International, Inc.-Sbi (a)                      86,835
                                                       4,700         Neenah Paper, Inc.                                     137,710
                                                      13,500         P.H. Glatfelter Co.                                    190,215
                                                       5,400         Rock-Tenn Co. Class A                                   81,540
                                                       8,200         Wausau Paper Corp.                                     102,582
                                                       1,600         Xerium Technologies, Inc.                               18,368
                                                                                                                     --------------
                                                                                                                          1,515,331
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                        9,300         Spartech Corp.                                         181,722
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental Services - 0.2%      4,200         American Ecology Corp.                                  82,404
                                                      10,200         Darling International, Inc. (a)                         36,006
                                                       4,300         Duratek, Inc. (a)                                       78,604
                                                      10,400         Headwaters, Inc. (a)                                   388,960
                                                       9,000         Phoenix Technologies Ltd. (a)                           67,770
                                                                                                                     --------------
                                                                                                                            653,744
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                    7,200         Regal-Beloit Corp.                                     233,568
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%                    10,700         Bowne & Co., Inc.                               $      152,903
                                                      10,200         Cenveo, Inc. (a)                                       105,774
                                                       1,900         Schawk, Inc.                                            37,981
                                                       1,800         TRM Corp. (a)                                           27,342
                                                                                                                     --------------
                                                                                                                            324,000
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.2%                 3,300         ADE Corp. (a)                                           74,184
                                                      10,200         ATMI, Inc. (a)                                         316,200
                                                       5,900         August Technology Corp. (a)                             62,953
                                                      22,000         Axcelis Technologies, Inc. (a)                         114,840
                                                      10,000         Brooks Automation, Inc. (a)                            133,300
                                                      11,300         Cognex Corp.                                           339,791
                                                      22,400         Credence Systems Corp. (a)                             178,752
                                                       9,900         Cymer, Inc. (a)                                        310,068
                                                       5,700         Dionex Corp. (a)                                       309,225
                                                       8,300         Electro Scientific Industries, Inc. (a)                185,588
                                                      12,600         Emcore Corp. (a)                                        77,112
                                                      32,395         Entegris, Inc. (a)                                     366,064
                                                       5,600         Esterline Technologies Corp. (a)                       212,184
                                                       7,000         FEI Co. (a)                                            134,750
                                                       6,500         Intevac, Inc. (a)                                       67,015
                                                      14,800         Kulicke & Soffa Industries, Inc. (a)                   107,300
                                                      18,000         LTX Corp. (a)                                           75,960
                                                       5,700         MTS Systems Corp.                                      215,289
                                                      12,700         Mattson Technology, Inc. (a)                            95,377
                                                       5,300         Photon Dynamics, Inc. (a)                              101,495
                                                       9,100         Photronics, Inc. (a)                                   176,540
                                                       3,100         Rofin-Sinar Technologies, Inc. (a)                     117,769
                                                       1,900         Rudolph Technologies, Inc. (a)                          25,593
                                                       6,900         Ultratech, Inc. (a)                                    107,571
                                                       8,600         Varian Semiconductor Equipment
                                                                     Associates, Inc. (a)                                   364,382
                                                                                                                     --------------
                                                                                                                          4,269,302
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.5%                       6,900         Banta Corp.                                            351,141
                                                       3,500         Consolidated Graphics, Inc. (a)                        150,675
                                                       1,700         Courier Corp.                                           63,580
                                                       6,300         Martha Stewart Living Omnimedia, Inc.
                                                                     Class A (a)                                            157,626
                                                       3,100         Playboy Enterprises, Inc. Class B (a)                   43,710
                                                      32,500         Primedia, Inc. (a)                                     132,925
                                                      23,000         The Reader's Digest Association, Inc.Class A           367,310
                                                       9,100         Scholastic Corp. (a)                                   336,336
                                                       4,200         Thomas Nelson, Inc.                                     78,792
                                                                                                                     --------------
                                                                                                                          1,682,095
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                         18,000         Hollinger International, Inc. Class A                  176,400
                                                       9,000         Journal Communications, Inc. Class A                   134,100
                                                      12,100         Journal Register Co. (a)                               195,778
                                                       5,900         Media General, Inc. Class A                            342,259
                                                                                                                     --------------
                                                                                                                            848,537
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.6%                         2,600         Beasley Broadcasting Group, Inc. Class A (a)            36,530
                                                      13,600         Citadel Broadcasting Corp.                             186,728

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       7,700         Cox Radio, Inc. Class A (a)                     $      117,040
                                                      16,400         Cumulus Media, Inc. Class A (a)                        204,836
                                                       9,200         Emmis Communications Corp. Class A (a)                 203,228
                                                       8,100         Entercom Communications Corp. (a)                      255,879
                                                       1,000         Fisher Communications, Inc. (a)                         46,560
                                                       8,400         Gray Television, Inc.                                   88,956
                                                       3,100         Liberty Corp.                                          145,359
                                                       8,800         Lin TV Corp. Class A (a)                               122,760
                                                       3,000         Outdoor Channel Holdings, Inc. (a)                      44,280
                                                      23,300         Radio One, Inc. Class D (a)                            306,395
                                                       5,300         Regent Communications, Inc. (a)                         27,878
                                                       2,200         Saga Communications, Inc. Class A (a)                   29,260
                                                       1,800         Salem Communications Corp. Class A (a)                  33,192
                                                      14,100         Sinclair Broadcast Group, Inc. Class A                 125,067
                                                      12,800         Spanish Broadcasting System Class A (a)                 91,904
                                                       2,300         WPT Enterprises, Inc. (a)                               20,286
                                                       7,700         World Wrestling Entertainment, Inc.                    100,100
                                                                                                                     --------------
                                                                                                                          2,186,238
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.1%                              2,400         Greenbrier Cos., Inc.                                   79,776
                                                      13,100         Westinghouse Air Brake Technologies Corp.              357,368
                                                                                                                     --------------
                                                                                                                            437,144
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.3%                                       8,800         Florida East Coast Industries Inc.                     398,552
                                                       4,900         Genesee & Wyoming, Inc. Class A (a)                    155,330
                                                      19,100         Kansas City Southern (a)                               445,221
                                                       7,200         RailAmerica, Inc. (a)                                   85,680
                                                                                                                     --------------
                                                                                                                          1,084,783
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                                       900         Avatar Holdings, Inc. (a)                               53,316
                                                       4,100         Bluegreen Corp. (a)                                     72,365
                                                       2,700         California Coastal Communities, Inc. (a)                95,094
                                                       1,200         Consolidated-Tomoka Land Co.                            81,600
                                                       3,500         DiamondRock Hospitality Co.                             41,125
                                                       5,300         First Potomac Realty Trust                             136,210
                                                       2,800         Housevalues, Inc. (a)                                   40,040
                                                       1,900         NorthStar Realty Finance Corp.                          17,841
                                                       6,400         Sunterra Corp. (a)                                      84,032
                                                       1,700         Tarragon Corp. (a)                                      31,552
                                                       1,700         Tejon Ranch Co. (a)                                     79,900
                                                       7,700         Trammell Crow Co. (a)                                  190,036
                                                       7,900         WCI Communities, Inc. (a)                              224,123
                                                                                                                     --------------
                                                                                                                          1,147,234
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT) - 5.5%            7,400         AMLI Residential Properties Trust                      237,318
                                                       7,000         Aames Investment Corp.                                  43,960
                                                       9,000         Affordable Residential Communities                      90,990
                                                       3,000         Agree Realty Corp.                                      84,750
                                                         400         Alexander's, Inc. (a)                                  108,000
                                                       5,700         Alexandria Real Estate Equities, Inc.                  471,333
                                                       4,400         American Campus Communities, Inc.                      105,688
                                                       8,700         American Home Mortgage Investment Corp.                263,610
                                                      10,700         Anthracite Capital, Inc.                               123,906

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      15,300         Anworth Mortgage Asset Corp.                    $      126,531
                                                       4,300         Arbor Realty Trust, Inc.                               120,830
                                                      11,400         Ashford Hospitality Trust, Inc.                        122,664
                                                       5,100         Bedford Property Investors                             121,584
                                                       7,700         Bimini Mortgage Management, Inc. Class A                87,010
                                                       9,100         BioMed Realty Trust, Inc.                              225,680
                                                       6,400         Boykin Lodging Co. (a)                                  79,488
                                                      15,000         Brandywine Realty Trust                                466,350
                                                      10,600         Capital Automotive REIT                                410,326
                                                       3,200         Capital Lease Funding, Inc.                             33,120
                                                       2,100         Capital Trust, Inc.                                     67,536
                                                       3,000         Cedar Shopping Centers, Inc.                            43,410
                                                      10,600         Colonial Properties Trust                              471,488
                                                      11,600         Commercial Net Lease Realty                            232,000
                                                       8,200         Corporate Office Properties Trust                      286,590
                                                       3,800         Correctional Properties Trust                          111,758
                                                      10,300         Cousins Properties, Inc.                               311,266
                                                       5,200         Criimi MAE, Inc. (a)                                    89,492
                                                       3,900         Digital Realty Trust, Inc.                              70,200
                                                      10,300         ECC Capital Corp.                                       33,578
                                                       6,300         Eastgroup Properties                                   275,625
                                                       7,100         Education Realty Trust, Inc.                           118,570
                                                       7,100         Entertainment Properties Trust                         316,873
                                                      11,200         Equity Inns, Inc.                                      151,200
                                                       4,000         Equity Lifestyle Properties, Inc.                      180,000
                                                       7,900         Equity One, Inc.                                       183,675
                                                       5,800         Extra Space Storage, Inc.                               89,204
                                                      10,500         FelCor Lodging Trust, Inc. (a)                         159,075
                                                      14,400         Fieldstone Investment Corp.                            167,904
                                                      11,600         First Industrial Realty Trust, Inc.                    464,580
                                                       5,500         GMH Communities Trust                                   80,685
                                                       6,600         Gables Residential Trust                               288,090
                                                       3,300         Getty Realty Corp.                                      94,974
                                                       9,600         Glenborough Realty Trust, Inc.                         184,320
                                                      10,100         Glimcher Realty Trust                                  247,147
                                                       1,900         Government Properties Trust, Inc.                       18,620
                                                       2,200         Gramercy Capital Corp.                                  52,712
                                                       6,000         Heritage Property Investment Trust                     210,000
                                                       8,400         Hersha Hospitality Trust                                83,412
                                                       7,400         Highland Hospitality Corp.                              75,924
                                                      14,500         Highwoods Properties, Inc.                             427,895
                                                       8,600         Home Properties, Inc.                                  337,550
                                                      13,700         HomeBanc Corp.                                         105,764
                                                      17,200         IMPAC Mortgage Holdings, Inc.                          210,872
                                                      18,800         Inland Real Estate Corp.                               294,408
                                                       8,700         Innkeepers USA Trust                                   134,415
                                                       8,000         Investors Real Estate Trust                             76,000
                                                       7,900         Kilroy Realty Corp.                                    442,637
                                                       2,800         Kite Realty Group Trust                                 41,776

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       6,800         LTC Properties, Inc.                            $      144,160
                                                      49,000         La Quinta Corp. (a)                                    425,810
                                                       6,600         LaSalle Hotel Properties                               227,370
                                                      13,700         Lexington Corporate Properties Trust                   322,635
                                                      12,600         Luminent Mortgage Capital, Inc.                         95,130
                                                      25,200         MFA Mortgage Investments, Inc.                         154,476
                                                       9,800         Maguire Properties, Inc.                               294,490
                                                      19,000         Meristar Hospitality Corp. (a)                         173,470
                                                       5,400         Mid-America Apartment Communities, Inc.                251,154
                                                       6,900         National Health Investors, Inc.                        190,509
                                                         200         National Health Realty, Inc.                             3,882
                                                      15,600         Nationwide Health Properties, Inc.                     363,480
                                                      12,000         Newcastle Investment Corp.                             334,800
                                                       5,800         Novastar Financial, Inc.                               191,342
                                                      15,100         Omega Healthcare Investors, Inc.                       210,192
                                                       3,400         One Liberty Properties, Inc.                            67,694
                                                         200         Origen Financial, Inc.                                   1,514
                                                       3,400         PS Business Parks, Inc.                                155,720
                                                       4,100         Parkway Properties, Inc.                               192,372
                                                       8,500         Pennsylvania Real Estate Investment Trust              358,530
                                                      10,800         Post Properties, Inc.                                  402,300
                                                      12,100         Prentiss Properties Trust                              491,260
                                                       5,400         RAIT Investment Trust                                  153,900
                                                       4,700         Ramco-Gershenson Properties Trust                      137,193
                                                       4,300         Redwood Trust, Inc.                                    209,023
                                                       1,900         Saul Centers, Inc.                                      68,381
                                                      10,600         Saxon Capital Inc.                                     125,610
                                                      16,600         Senior Housing Properties Trust                        315,400
                                                       2,200         Sizeler Property Investors, Inc.                        26,708
                                                       4,300         Sovran Self Storage, Inc.                              210,485
                                                      14,300         Spirit Finance Corp.                                   160,875
                                                       5,900         Strategic Hotel Capital, Inc.                          107,734
                                                       5,000         Sun Communities, Inc.                                  163,800
                                                       4,700         Sunstone Hotel Investors, Inc.                         114,633
                                                       5,800         Tanger Factory Outlet Centers, Inc.                    161,298
                                                      13,600         Taubman Centers, Inc.                                  431,120
                                                       3,300         The Town & Country Trust                                95,766
                                                      12,700         Trustreet Properties, Inc.                             198,755
                                                       8,800         U-Store-It Trust                                       178,376
                                                       2,000         Universal Health Realty Income Trust                    66,500
                                                       3,600         Urstadt Biddle Properties, Inc. Class A                 54,576
                                                       9,600         Washington Real Estate Investment Trust                298,656
                                                       3,900         Winston Hotels, Inc.                                    39,000
                                                                                                                     --------------
                                                                                                                         18,924,442
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%                   4,600         Arctic Cat, Inc.                                        94,484
                                                       1,500         Coachmen Industries, Inc.                               17,235
                                                      15,600         Fleetwood Enterprises, Inc. (a)                        191,880
                                                       1,600         Marine Products Corp.                                   17,648

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       8,100         Monaco Coach Corp.                              $      119,394
                                                       7,800         Thor Industries, Inc.                                  265,200
                                                       9,100         Winnebago Industries, Inc.                             263,627
                                                                                                                     --------------
                                                                                                                            969,468
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial - 0.3%           2,800         Electro Rent Corp. (a)                                  35,224
                                                      11,900         GATX Corp.                                             470,645
                                                         700         Interpool, Inc.                                         12,775
                                                         400         Marlin Business Services, Inc. (a)                       9,216
                                                       4,000         McGrath RentCorp                                       113,320
                                                      18,200         United Rentals, Inc. (a)                               358,722
                                                                                                                     --------------
                                                                                                                            999,902
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.2%             8,600         Aaron Rents, Inc.                                      181,890
                                                       2,100         Amerco, Inc. (a)                                       122,199
                                                       5,400         Dollar Thrifty Automotive Group (a)                    181,818
                                                       8,700         Rent-Way, Inc. (a)                                      59,769
                                                       7,400         WESCO International, Inc. (a)                          250,638
                                                                                                                     --------------
                                                                                                                            796,314
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.2%                                     7,300         AFC Enterprises                                         84,242
                                                       2,500         BJ's Restaurants, Inc. (a)                              51,075
                                                      10,200         Bob Evans Farms, Inc.                                  231,642
                                                       2,500         Buffalo Wild Wings, Inc. (a)                            66,250
                                                       8,000         CEC Entertainment, Inc. (a)                            254,080
                                                      13,000         CKE Restaurants, Inc.                                  171,340
                                                       5,800         California Pizza Kitchen, Inc. (a)                     169,592
                                                       1,900         Dave & Buster's, Inc. (a)                               25,365
                                                      25,600         Denny's Corp. (a)                                      105,216
                                                       6,800         Domino's Pizza, Inc.                                   158,576
                                                       5,800         IHOP Corp.                                             236,292
                                                       8,300         Jack in the Box, Inc. (a)                              248,253
                                                      14,600         Krispy Kreme Doughnuts, Inc. (a)                        91,396
                                                       3,100         Landry's Restaurants, Inc.                              90,830
                                                       5,500         Lone Star Steakhouse & Saloon, Inc.                    143,000
                                                       7,000         Luby's, Inc. (a)                                        91,420
                                                         400         McCormick & Schmick's Seafood
                                                                     Restaurants, Inc. (a)                                    8,448
                                                       4,000         O'Charleys, Inc. (a)                                    57,240
                                                       7,100         PF Chang's China Bistro, Inc. (a)                      318,293
                                                       3,500         Papa John's International, Inc. (a)                    175,420
                                                       9,600         Rare Hospitality International, Inc. (a)               246,720
                                                       3,400         Red Robin Gourmet Burgers, Inc. (a)                    155,856
                                                      17,500         Ruby Tuesday, Inc.                                     380,800
                                                       8,300         Ryan's Restaurant Group, Inc. (a)                       96,861
                                                       8,500         The Steak n Shake Co. (a)                              154,275
                                                      12,200         Texas Roadhouse, Inc. Class A (a)                      181,780
                                                       7,500         Triarc Cos.                                            114,525
                                                                                                                     --------------
                                                                                                                          4,108,787
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.8%                                          1,000         1-800 Contacts, Inc. (a)                                18,750
                                                       9,300         1-800-FLOWERS.COM, Inc. Class A (a)                     65,193
                                                       8,700         99 Cents Only Stores (a)                                80,475

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       4,600         AC Moore Arts & Crafts, Inc. (a)                $       88,228
                                                      13,200         Aeropostale, Inc. (a)                                  280,500
                                                       3,600         America's Car Mart, Inc. (a)                            64,584
                                                       1,700         Asbury Automotive Group, Inc. (a)                       28,951
                                                       4,200         Big 5 Sporting Goods Corp.                             100,212
                                                      30,600         Big Lots, Inc. (a)                                     336,294
                                                         725         Blair Corp.                                             26,745
                                                      45,000         Blockbuster, Inc. Class A                              213,750
                                                       4,400         Blue Nile, Inc. (a)                                    139,216
                                                       2,800         The Bon-Ton Stores, Inc.                                54,376
                                                       4,100         Brookstone, Inc. (a)                                    81,754
                                                       3,900         Brown Shoe Co., Inc.                                   128,700
                                                       1,200         The Buckle, Inc.                                        40,764
                                                       1,600         Build-A-Bear Workshop, Inc. (a)                         35,680
                                                       3,500         Burlington Coat Factory Warehouse Corp.                133,140
                                                      12,700         CSK Auto Corp. (a)                                     188,976
                                                       6,300         Cabela's, Inc. Class A (a)                             115,731
                                                       4,200         Cache, Inc. (a)                                         63,966
                                                       7,000         Casual Male Retail Group, Inc. (a)                      48,160
                                                       6,300         The Cato Corp. Class A                                 125,559
                                                       5,500         Central Garden and Pet Co. (a)                         248,875
                                                       5,100         Charlotte Russe Holding, Inc. (a)                       67,932
                                                      32,200         Charming Shoppes, Inc. (a)                             343,574
                                                       5,700         The Children's Place Retail Stores, Inc. (a)           203,148
                                                       7,800         Christopher & Banks Corp.                              108,186
                                                       9,700         Coldwater Creek, Inc. (a)                              244,634
                                                       2,100         Conn's, Inc. (a)                                        58,212
                                                       6,600         Cost Plus, Inc. (a)                                    119,790
                                                       4,200         Design Within Reach, Inc. (a)                           37,926
                                                       6,500         Dress Barn, Inc. (a)                                   147,940
                                                      12,900         drugstore.com (a)                                       47,730
                                                       2,900         Electronics Boutique Holdings Corp. (a)                182,236
                                                       1,300         FTD Group, Inc. (a)                                     13,455
                                                      11,400         Fred's, Inc.                                           142,614
                                                       6,800         GSI Commerce, Inc. (a)                                 135,320
                                                      10,600         GameStop Corp. Class B (a)                             300,934
                                                       5,000         Genesco, Inc. (a)                                      186,200
                                                       6,700         Global Imaging Systems, Inc. (a)                       228,135
                                                       2,100         Goody's Family Clothing, Inc.                           15,897
                                                       6,100         Group 1 Automotive, Inc. (a)                           168,360
                                                       6,900         Guitar Center, Inc. (a)                                380,949
                                                       9,200         Gymboree Corp. (a)                                     125,488
                                                      12,400         HOT Topic, Inc. (a)                                    190,464
                                                       6,300         Handleman Co.                                           79,569
                                                       9,450         Hibbett Sporting Goods, Inc. (a)                       210,263
                                                      13,500         Insight Enterprises, Inc. (a)                          251,100
                                                       6,500         The J. Jill Group, Inc. (a)                            102,830
                                                       4,900         Jo-Ann Stores, Inc. (a)                                 84,770
                                                       2,900         Jos. A. Bank Clothiers, Inc. (a)                       125,338
                                                         400         Lawson Products, Inc.                                   14,688

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      10,300         Linens 'N Things, Inc. (a)                      $      275,010
                                                       4,800         Lithia Motors, Inc. Class A                            139,104
                                                       4,100         MarineMax, Inc. (a)                                    104,509
                                                       2,300         New York & Co. (a)                                      37,720
                                                       3,300         Overstock.com, Inc. (a)                                126,555
                                                      12,300         PEP Boys-Manny Moe & Jack                              170,232
                                                      19,900         Pacific Sunwear of California, Inc. (a)                426,656
                                                       4,800         The Pantry, Inc.(a)                                    179,376
                                                       4,400         Party City Corp. (a)                                    74,448
                                                      15,700         Payless Shoesource, Inc. (a)                           273,180
                                                      15,400         Petco Animal Supplies, Inc. (a)                        325,864
                                                      23,200         Pier 1 Imports, Inc.                                   261,464
                                                       7,100         Priceline.com, Inc. (a)                                137,172
                                                       4,600         Restoration Hardware, Inc. (a)                          29,072
                                                       5,500         Retail Ventures, Inc. (a)                               60,390
                                                       6,700         Rush Enterprises Inc. Class A (a)                      102,376
                                                       4,400         Russ Berrie & Co., Inc.                                 62,128
                                                       5,000         School Specialty, Inc. (a)                             243,900
                                                       4,100         Sharper Image Corp. (a)                                 51,660
                                                       6,600         ShopKo Stores, Inc. (a)                                168,432
                                                       6,100         Sonic Automotive, Inc.                                 135,542
                                                       5,800         The Sports Authority, Inc. (a)                         170,752
                                                       7,800         Stage Stores, Inc.                                     209,586
                                                       3,100         Stamps.com, Inc. (a)                                    53,351
                                                       5,400         Stein Mart, Inc.                                       109,620
                                                       4,900         Talbots, Inc.                                          146,608
                                                       7,800         Too, Inc. (a)                                          213,954
                                                       8,700         Tractor Supply Co. (a)                                 397,155
                                                       6,900         Trans World Entertainment Corp. (a)                     54,441
                                                       7,300         Tuesday Morning Corp.                                  188,851
                                                       7,500         United Auto Group, Inc.                                247,800
                                                      10,800         United Natural Foods, Inc. (a)                         381,888
                                                       8,400         ValueVision Media, Inc. Class A (a)                     95,340
                                                      13,500         The Wet Seal, Inc. Class A (a)                          60,750
                                                       2,300         Wilsons The Leather Experts (a)                         14,030
                                                      11,800         Zale Corp. (a)                                         320,724
                                                         100         Zumiez, Inc. (a)                                         3,263
                                                                                                                     --------------
                                                                                                                         13,079,164
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.9%                                  6,700         Anchor Bancorp Wisconsin, Inc.                         197,516
                                                       7,500         BFC Financial Corp. (a)                                 52,350
                                                      11,500         Bank Mutual Corp.                                      123,280
                                                      12,800         BankAtlantic Bancorp, Inc. Class A                     217,472
                                                       7,700         BankUnited Financial Corp. Class A                     176,099
                                                         400         Berkshire Hills Bancorp, Inc.                           13,600
                                                       1,000         Beverly Hills Bancorp, Inc.                             10,260
                                                      17,500         Brookline Bancorp, Inc.                                276,850
                                                         100         Charter Financial Corp.                                  3,409
                                                       1,500         Coastal Financial Corp.                                 22,485
                                                      12,400         Commercial Capital Bancorp, Inc.                       210,800

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       8,700         Commercial Federal Corp.                        $      297,018
                                                       8,700         Dime Community Bancshares, Inc.                        128,064
                                                       6,600         Fidelity Bankshares, Inc.                              201,630
                                                       2,800         First Defiance Financial Corp.                          76,804
                                                       2,000         First Financial Holdings, Inc.                          61,440
                                                       3,700         First Indiana Corp.                                    126,059
                                                      31,100         First Niagara Financial Group, Inc.                    449,084
                                                       2,300         First Place Financial Corp.                             50,991
                                                       6,300         First Republic Bank                                    221,949
                                                       4,700         FirstFed Financial Corp. (a)                           252,907
                                                      10,400         Flagstar Bancorp, Inc.                                 167,440
                                                       3,100         Flushing Financial Corp.                                50,747
                                                       1,600         Great Southern Bancorp, Inc.                            47,872
                                                       6,000         Harbor Florida Bancshares, Inc.                        217,620
                                                       1,100         Horizon Financial Corp.                                 24,200
                                                       3,000         IBERIABANK Corp.                                       159,450
                                                       2,000         ITLA Capital Corp. (a)                                 104,980
                                                      10,300         KNBT Bancorp, Inc.                                     160,371
                                                       2,800         Kearny Financial Corp.                                  35,000
                                                       8,800         MAF Bancorp, Inc.                                      360,800
                                                       8,600         Netbank, Inc.                                           71,466
                                                      30,800         NewAlliance Bancshares, Inc.                           450,912
                                                       3,400         Northwest Bancorp, Inc.                                 72,250
                                                       1,000         OceanFirst Financial Corp.                              24,140
                                                       9,600         Ocwen Financial Corp. (a)                               66,624
                                                       3,900         PFF Bancorp, Inc.                                      118,014
                                                      15,200         Partners Trust Financial Group, Inc.                   175,104
                                                         600         Pennfed Financial Services, Inc.                        10,968
                                                         200         Provident Financial Holdings, Inc.                       5,610
                                                      16,500         Provident Financial Services, Inc.                     290,400
                                                       7,600         Provident New York Bancorp                              88,692
                                                       3,900         Rockville Financial, Inc. (a)                           52,026
                                                       4,700         Sound Federal Bancorp, Inc.                             78,537
                                                       9,900         Sterling Financial Corp.                               223,245
                                                       3,500         TierOne Corp.                                           92,085
                                                       4,100         United Community Financial Corp.                        46,002
                                                      29,900         W Holding Co., Inc.                                    285,844
                                                                                                                     --------------
                                                                                                                          6,650,466
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.1%                8,500         Newport Corp. (a)                                      118,405
                                                       9,400         Varian, Inc. (a)                                       322,608
                                                                                                                     --------------
                                                                                                                            441,013
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.5%                 7,400         Archipelago Holdings, Inc. (a)                         294,890
                                                         800         BKF Capital Group, Inc.                                 24,744
                                                       8,700         CharterMac                                             178,350
                                                         700         GFI Group, Inc. (a)                                     28,819
                                                      11,100         Investment Technology Group, Inc. (a)                  328,560
                                                      29,800         Knight Capital Group, Inc. Class A (a)                 247,638
                                                      15,800         LaBranche & Co., Inc. (a)                              137,302
                                                       7,600         MarketAxess Holdings, Inc. (a)                         103,360

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       9,200         NCO Group, Inc. (a)                             $      190,072
                                                       3,600         optionsXpress Holdings, Inc.                            68,544
                                                       2,300         SWS Group, Inc.                                         37,720
                                                         300         ZipRealty, Inc. (a)                                      3,822
                                                                                                                     --------------
                                                                                                                          1,643,821
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 2.8%                            2,100         4Kids Entertainment, Inc. (a)                           36,519
                                                      11,500         ABM Industries, Inc.                                   239,315
                                                       4,400         AMN Healthcare Services, Inc. (a)                       68,068
                                                       4,300         Administaff, Inc.                                      170,882
                                                       5,400         The Advisory Board Co. (a)                             281,016
                                                       5,800         Ambassadors Group, Inc.                                129,340
                                                       3,400         Angelica Corp.                                          60,690
                                                      14,100         Autobytel, Inc. (a)                                     70,641
                                                       9,900         CBIZ, Inc. (a)                                          50,490
                                                       2,000         CDI Corp.                                               59,080
                                                       3,000         CRA International, Inc. (a)                            125,070
                                                       6,500         Casella Waste Systems, Inc. (a)                         85,345
                                                       6,400         Central Parking Corp.                                   95,680
                                                       5,800         Chemed Corp.                                           251,372
                                                       2,700         Clark, Inc.                                             45,441
                                                       4,700         CoStar Group, Inc. (a)                                 219,584
                                                       6,300         Cogent, Inc. (a)                                       149,625
                                                       5,300         Coinstar, Inc. (a)                                      98,103
                                                       9,100         Corrections Corp. of America (a)                       361,270
                                                       9,500         Cross Country Healthcare, Inc. (a)                     176,320
                                                       9,300         DiamondCluster International, Inc. Class A (a)          70,494
                                                       2,700         Exponent, Inc. (a)                                      84,753
                                                       9,700         FTI Consulting, Inc. (a)                               245,022
                                                       4,500         Forrester Research, Inc. (a)                            93,690
                                                       4,100         G&K Services, Inc. Class A                             161,499
                                                       1,600         The Geo Group, Inc. (a)                                 42,400
                                                       7,900         Gevity HR, Inc.                                        215,196
                                                       8,300         Harris Interactive, Inc. (a)                            35,441
                                                       5,600         Heidrick & Struggles International, Inc. (a)           181,328
                                                       6,100         Hudson Highland Group, Inc. (a)                        152,317
                                                      26,100         IKON Office Solutions, Inc.                            260,478
                                                       8,400         Jackson Hewitt Tax Service, Inc.                       200,844
                                                       3,500         Kelly Services, Inc. Class A                           107,310
                                                      10,200         Kforce, Inc. (a)                                       105,060
                                                       9,700         Korn/Ferry International (a)                           158,983
                                                      11,600         Labor Ready, Inc. (a)                                  297,540
                                                       4,000         MAXIMUS, Inc.                                          143,000
                                                      24,000         MPS Group, Inc. (a)                                    283,200
                                                       3,000         Midas, Inc. (a)                                         59,640
                                                       1,600         Monro Muffler, Inc.                                     42,032
                                                      11,400         Navigant Consulting, Inc. (a)                          218,424
                                                       1,900         Netratings, Inc. (a)                                    28,918
                                                       6,400         Nutri/System, Inc. (a)                                 160,128
                                                      14,300         PHH Corp. (a)                                          392,678

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       7,300         Pegasus Solutions, Inc. (a)                     $       65,554
                                                       2,000         Pre-Paid Legal Services, Inc.                           77,400
                                                       3,300         The Providence Service Corp. (a)                       100,947
                                                      12,000         Regis Corp.                                            453,840
                                                      12,800         Resources Connection, Inc. (a)                         379,264
                                                       5,800         Rollins, Inc.                                          113,216
                                                       7,500         Sirva, Inc. (a)                                         55,950
                                                      10,100         Source Interlink Cos., Inc. (a)                        111,706
                                                      12,900         Spherion Corp. (a)                                      98,040
                                                       1,600         Startek, Inc.                                           21,120
                                                       6,900         TeleTech Holdings, Inc. (a)                             69,138
                                                      14,600         Tetra Tech, Inc. (a)                                   245,572
                                                         300         Travelzoo, Inc. (a)                                      6,657
                                                       2,900         Unifirst Corp.                                         101,703
                                                       2,500         Vertrue, Inc. (a)                                       90,875
                                                       4,600         Viad Corp.                                             125,810
                                                       1,200         Volt Information Sciences, Inc. (a)                     24,384
                                                      10,900         Waste Connections, Inc. (a)                            382,372
                                                      11,100         Waste Services, Inc. (a)                                41,070
                                                       7,100         Watson Wyatt & Co. Holdings                            191,345
                                                      11,400         Wireless Facilities, Inc. (a)                           66,120
                                                       4,900         World Fuel Services Corp.                              159,005
                                                                                                                     --------------
                                                                                                                          9,495,314
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.1%                                        4,900         Gulfmark Offshore, Inc. (a)                            158,123
                                                       4,800         Kirby Corp. (a)                                        237,264
                                                       3,200         Maritrans, Inc.                                        102,400
                                                                                                                     --------------
                                                                                                                            497,787
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.3%                                           3,200         Deckers Outdoor Corp. (a)                               76,992
                                                      12,000         The Finish Line, Inc. Class A                          175,080
                                                       5,400         K-Swiss, Inc. Class A                                  159,678
                                                       1,400         Kenneth Cole Productions, Inc. Class A                  38,206
                                                       2,700         Shoe Carnival, Inc. (a)                                 42,957
                                                       4,300         Skechers U.S.A., Inc. Class A (a)                       70,391
                                                       4,400         Steven Madden Ltd. (a)                                 100,848
                                                       7,000         Stride Rite Corp.                                       89,740
                                                         100         Weyco Group, Inc.                                        1,950
                                                      15,800         Wolverine World Wide, Inc.                             332,590
                                                                                                                     --------------
                                                                                                                          1,088,432
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                                          29,400         AK Steel Holding Corp. (a)                             251,958
                                                       5,700         Carpenter Technology, Corp.                            334,077
                                                       7,300         Gibraltar Industries, Inc.                             166,951
                                                       9,600         Oregon Steel Mills, Inc. (a)                           267,840
                                                       3,700         Roanoke Electric Steel Corp.                            74,111
                                                       6,300         Schnitzer Steel Industries, Inc. Class A               205,191
                                                      10,900         Steel Dynamics, Inc.                                   370,164
                                                       3,700         Steel Technologies, Inc.                                95,941
                                                       3,100         Wheeling-Pittsburgh Corp. (a)                           51,863
                                                      19,200         Worthington Industries, Inc.                           403,776
                                                                                                                     --------------
                                                                                                                          2,221,872

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                                5,900         Wellman, Inc.                                   $       37,347
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.8%                    3,700         Applied Signal Technology, Inc.                         70,596
                                                      23,700         Arris Group, Inc. (a)                                  281,082
                                                       5,600         Audiovox Corp. Class A (a)                              78,288
                                                      10,600         Belden CDT, Inc.                                       205,958
                                                      14,200         C-COR, Inc. (a)                                         95,850
                                                       1,300         EndWare Corp. (a)                                       16,770
                                                       3,400         Essex Corp. (a)                                         73,678
                                                      12,400         Interdigital Communications Corp. (a)                  243,536
                                                       4,900         Mastec, Inc. (a)                                        53,410
                                                      11,600         Plantronics, Inc.                                      357,396
                                                      25,800         Polycom, Inc. (a)                                      417,186
                                                      26,700         Powerwave Technologies, Inc. (a)                       346,833
                                                      19,600         SBA Communications Corp. Class A (a)                   302,820
                                                       6,500         Spectralink Corp.                                       82,875
                                                      13,300         Symmetricom, Inc. (a)                                  102,942
                                                       5,400         Telkonet, Inc. (a)                                      21,168
                                                      24,500         Terayon Corp. (a)                                       95,550
                                                                                                                     --------------
                                                                                                                          2,845,938
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                                4,900         DHB Industries, Inc. (a)                                20,531
                                                       4,000         Dixie Group, Inc. (a)                                   63,760
                                                      14,200         Innovo Group, Inc. (a)                                  27,690
                                                      12,200         Interface, Inc. Class A (a)                            100,772
                                                                                                                     --------------
                                                                                                                            212,753
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.4%                  4,200         Carter's, Inc. (a)                                     238,560
                                                       2,700         Cherokee, Inc.                                          94,446
                                                       4,900         Guess?, Inc. (a)                                       105,007
                                                       8,600         Hartmarx Corp. (a)                                      56,330
                                                       5,600         Kellwood Co.                                           144,760
                                                       2,900         Oxford Industries, Inc.                                130,848
                                                       3,600         Perry Ellis International, Inc. (a)                     78,264
                                                       7,600         Phillips-Van Heusen, Corp.                             235,752
                                                      10,000         Russell Corp.                                          140,400
                                                      10,300         The Warnaco Group, Inc. (a)                            225,673
                                                                                                                     --------------
                                                                                                                          1,450,040
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                  2,100         Bandag, Inc.                                            90,006
                                                      14,500         Cooper Tire & Rubber Co.                               221,415
                                                       1,700         Titan International, Inc.                               23,341
                                                                                                                     --------------
                                                                                                                            334,762
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                        20,700         Alliance One International, Inc.                        73,278
                                                       2,600         Schweitzer-Mauduit International, Inc.                  58,032
                                                      12,200         Star Scientific, Inc. (a)                               40,992
                                                       7,100         Universal Corp.                                        275,693
                                                       8,190         Vector Group Ltd.                                      163,882
                                                                                                                     --------------
                                                                                                                            611,877
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                            7,500         Jakks Pacific, Inc. (a)                                121,725
                                                       6,600         Leapfrog Enterprises, Inc. (a)                          97,482
                                                                                                                     --------------
                                                                                                                            219,207
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                    1,400         Dynamex, Inc. (a)                               $       21,896
                                                       5,600         HUB Group, Inc. Class A (a)                            205,576
                                                       5,700         Odyssey Marine Exploration, Inc. (a)                    21,033
                                                       8,300         Pacer International, Inc.                              218,788
                                                       5,000         SCS Transportation, Inc. (a)                            78,550
                                                       3,900         US Xpress Enterprises, Inc. Class A (a)                 45,474
                                                       2,100         USA Truck, Inc. (a)                                     53,130
                                                                                                                     --------------
                                                                                                                            644,447
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                                        7,300         Arkansas Best Corp.                                    254,551
                                                       3,700         Covenant Transport, Inc. Class A (a)                    44,770
                                                       9,100         Forward Air Corp.                                      335,244
                                                       1,700         Frozen Food Express Industries (a)                      17,833
                                                       9,900         Heartland Express, Inc.                                201,366
                                                       8,300         Knight Transportation, Inc.                            202,188
                                                       2,800         Marten Transport Ltd. (a)                               70,840
                                                       5,500         Old Dominion Freight Line (a)                          184,195
                                                         100         Universal Truckload Services, Inc. (a)                   1,858
                                                      14,500         Werner Enterprises, Inc.                               250,705
                                                                                                                     --------------
                                                                                                                          1,563,550
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                    12,300         Mediacom Communications Corp. Class A (a)               90,774
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.2%                           7,000         Allete, Inc.                                           320,670
                                                      13,900         Avista Corp.                                           269,660
                                                       9,000         Black Hills Corp.                                      390,330
                                                       4,600         CH Energy Group, Inc.                                  218,408
                                                       4,800         Central Vermont Public Service Corp.                    84,000
                                                      11,100         Cleco Corp.                                            261,738
                                                      21,100         Duquesne Light Holdings, Inc.                          363,131
                                                      13,500         El Paso Electric Co. (a)                               281,475
                                                       5,200         The Empire District Electric Co.                       118,924
                                                      11,600         IDACORP, Inc.                                          349,508
                                                       4,300         MGE Energy, Inc.                                       156,993
                                                       9,900         NorthWestern Corp.                                     298,881
                                                       8,400         Otter Tail Corp.                                       259,896
                                                      27,300         Sierra Pacific Resources (a)                           405,405
                                                       3,100         UIL Holdings Corp.                                     162,161
                                                       7,800         Unisource Energy Corp.                                 259,272
                                                                                                                     --------------
                                                                                                                          4,200,452
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.8%                     4,300         Cascade Natural Gas Corp.                               93,611
                                                         600         EnergySouth, Inc.                                       16,554
                                                       4,300         The Laclede Group, Inc.                                139,707
                                                       6,200         New Jersey Resources Corp.                             285,076
                                                      11,800         Nicor, Inc.                                            495,954
                                                       7,700         Northwest Natural Gas Co.                              286,594
                                                      10,200         Peoples Energy Corp.                                   401,676
                                                       5,900         South Jersey Industries, Inc.                          171,926
                                                      10,600         Southwest Gas Corp.                                    290,334
                                                      13,100         WGL Holdings, Inc.                                     420,903
                                                                                                                     --------------
                                                                                                                          2,602,335
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                       11,000         Transmontaigne, Inc. (a)                                87,890
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                       66,700         Aquila, Inc. (a)                                       264,132
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2005

                                                      Shares
Industry                                                Held         Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.0%                   5,700         Alaska Communications Systems Group, Inc.       $       65,208
                                                       2,700         CT Communications, Inc.                                 33,399
                                                       4,100         Centennial Communications Corp. (a)                     61,418
                                                      64,600         Cincinnati Bell, Inc. (a)                              284,886
                                                       6,100         Commonwealth Telephone Enterprises, Inc.               229,970
                                                      30,600         Dobson Communications Corp. Class A (a)                234,702
                                                       8,600         FairPoint Communications, Inc.                         125,818
                                                      11,400         General Communication Class A (a)                      112,860
                                                       7,800         GlobeTel Communications Corp. (a)                       11,310
                                                       4,600         Golden Telecom, Inc. (b)                               145,222
                                                      12,400         IDT Corp. Class B (a)                                  151,156
                                                       5,500         Intrado, Inc. (a)                                       99,165
                                                       7,200         Iowa Telecommunications Services, Inc.                 121,104
                                                     182,500         Level 3 Communications, Inc. (a)                       423,400
                                                       2,400         North Pittsburgh Systems, Inc.                          48,984
                                                      15,400         Premiere Global Services, Inc. (a)                     125,972
                                                       9,700         Price Communications Corp. (a)                         159,565
                                                       4,800         RCN Corp. (a)                                          101,856
                                                       1,200         Shenandoah Telecom Co.                                  49,428
                                                       4,300         SureWest Communications                                123,324
                                                       8,900         Talk America Holdings, Inc. (a)                         83,927
                                                      15,100         Time Warner Telecom, Inc. Class A (a)                  117,780
                                                       6,000         USA Mobility, Inc. (a)                                 161,880
                                                      21,100         Ubiquitel, Inc. (a)                                    184,414
                                                       9,700         Valor Communications Group, Inc.                       132,211
                                                                                                                     --------------
                                                                                                                          3,388,959
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                                3,400         American States Water Co.                              113,764
                                                       3,600         California Water Service Group                         148,320
                                                       3,200         Connecticut Water Service, Inc.                         79,104
                                                       4,200         Middlesex Water Co.                                     94,290
                                                       1,300         SJW Corp.                                               62,764
                                                       7,300         Southwest Water Co.                                    105,850
                                                                                                                     --------------
                                                                                                                            604,092
-----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.0%                 3,900         Central European Distribution Corp. (a)                166,101
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%                                     9,300         Bell Microproducts, Inc. (a)                            93,279
                                                       7,950         Brightpoint, Inc. (a)                                  152,163
                                                       4,300         LKQ Corp. (a)                                          129,860
                                                       5,000         Prestige Brands Holdings, Inc. (a)                      61,600
                                                       7,700         United Stationers, Inc. (a)                            368,522
                                                                                                                     --------------
                                                                                                                            805,424
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks
                                                                     (Cost - $304,669,307) - 87.3%                      298,479,080
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%                 4,100         Gladstone Capital Corp.                         $       92,455
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Mutual Funds
                                                                     (Cost - $106,518) - 0.0%                                92,455
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2005

                                                          Face
                                                         Amount      Short-Term Securities                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposit                                        $43,205,950      State Street Bank & Trust Co.,
                                                                     3.20% due 10/03/2005                            $   43,205,950
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities
                                                                     (Cost - $43,205,950) - 12.6%                        43,205,950
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments
                                                                     (Cost - $347,981,775) - 99.9%                      341,777,485
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Number of
                                                      Contracts      Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                      1,250      Russell 2000 Index, expiring October 2005
                                                                     at USD 670                                      $   (1,100,000)
                                                          1,675      Russell 2000 Index, expiring October 2005
                                                                     at USD 680                                            (720,250)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Options Written
                                                                     (Premiums Received - $2,923,075 ) - (0.5%)          (1,820,250)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments, Net of Options Written
                                                                     (Cost - $345,058,700*) - 99.4%                     339,957,235

                                                                     Other Assets Less Liabilities - 0.6%                 2,097,343
                                                                                                                     --------------
                                                                     Net Assets - 100.0%                             $  342,054,578
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 345,058,700
                                                                  =============
      Gross unrealized appreciation                               $  14,207,537
      Gross unrealized depreciation                                 (19,309,002)
                                                                  -------------
      Net unrealized depreciation                                 $  (5,101,465)
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration        Face        Unrealized
      Contracts         Issue             Date           Value      Depreciation
      --------------------------------------------------------------------------
         118     Russell 2000 Index   December 2005   $ 40,023,127   $ (369,227)
      --------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purpose of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    Chief Executive Officer
    Small Cap Premium & Dividend Income Fund Inc.

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    Chief Executive Officer
    Small Cap Premium & Dividend Income Fund Inc.

Date: November 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Small Cap Premium & Dividend Income Fund Inc.

Date: November 17, 2005